UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 671-1947

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders.

Semiannual Report

Columbia

Diversified Bond Fund

Semiannual Report for the Period Ended

February 29, 2012

Columbia Diversified Bond Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

FUND SUMMARY

>	Columbia Diversified Bond Fund (the Fund) Class A shares gained 4.15% (excluding sales charge) for the six months ended February 29, 2012.

>	The Fund outperformed its benchmark, the unmanaged Barclays U.S. Aggregate Bond Index, which increased 2.73% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended February 29, 2012)

	6 months	*	1 year	5 years	10 years
Columbia Diversified Bond Fund Class A (excluding sales charge)	+4.15%		+7.72%	+5.51%	+5.00%
Barclays U.S. Aggregate Bond Index(1) (unmanaged)	+2.73%		+8.37%	+6.36%	+5.68%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Barclays U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at February 29, 2012
Without sales charge	6 months*	1 year	5 years	10 years
Class A (inception 10/3/74)	+4.15%	+7.72%	+5.51%	+5.00%
Class B (inception 3/20/95)	+3.57%	+6.71%	+4.67%	+4.19%
Class C (inception 6/26/00)	+3.76%	+6.92%	+4.72%	+4.21%
Class I** (inception 3/4/04)	+4.12%	+8.10%	+5.88%	+5.29%
Class R** (inception 12/11/06)	+3.81%	+7.24%	+5.20%	+4.71%
Class R3** (inception 12/11/06)	+3.85%	+7.50%	+5.41%	+4.84%
Class R4 (inception 3/20/95)	+3.98%	+7.77%	+5.60%	+5.10%
Class R5** (inception 12/11/06)	+4.31%	+8.04%	+5.83%	+5.16%
Class W** (inception 12/01/06)	+4.15%	+7.73%	+5.44%	+4.96%
Class Z** (inception 9/27/10)	+4.07%	+7.78%	+5.54%	+5.01%

With sales charge
Class A (inception 10/3/74)	-0.89%	+2.62%	+4.50%	+4.49%
Class B (inception 3/20/95)	-1.43%	+1.71%	+4.34%	+4.19%
Class C (inception 6/26/00)	+2.76%	+5.92%	+4.72%	+4.21%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at February 29, 2012)
Corporate Bonds & Notes	51.0%
Residential Mortgage-Backed Securities — Agency	17.6
Residential Mortgage-Backed Securities — Non-Agency	1.1
Commercial Mortgage-Backed Securities — Non-Agency	15.3
Asset-Backed Securities — Non-Agency	1.4
Inflation-Indexed Bonds	0.1
U.S. Treasury Obligations	8.2
Foreign Government Obligations	0.9
Municipal Bonds	0.4
Senior Loans	0.1
Preferred Stock	1.4
Warrants	0.0	*
Treasury Note Short-Term	0.9
Other(2)	1.6

*	Rounds to less than 0.1%.

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Includes investments in affiliated money market fund.

QUALITY BREAKDOWN(1) (at February 29, 2012)
AAA rating	42.4%
AA rating	3.1
A rating	13.1
BBB rating	32.4
Non-investment grade	8.2
Not rated	0.8

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and affiliated money market fund).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond in not rated by one of these agencies, it is designated Not rated.

4	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example (continued)

September 1, 2011 — February 29, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,041.50	1,020.64	4.31	4.27	0.85%
Class B	1,000.00	1,000.00	1,035.70	1,016.91	8.10	8.02	1.60%
Class C	1,000.00	1,000.00	1,037.60	1,016.91	8.11	8.02	1.60%
Class I	1,000.00	1,000.00	1,041.20	1,022.43	2.49	2.46	0.49%
Class R	1,000.00	1,000.00	1,038.10	1,019.39	5.57	5.52	1.10%
Class R3	1,000.00	1,000.00	1,038.50	1,019.69	5.27	5.22	1.04%
Class R4	1,000.00	1,000.00	1,039.80	1,020.93	4.01	3.97	0.79%
Class R5	1,000.00	1,000.00	1,043.10	1,022.18	2.74	2.72	0.54%
Class W	1,000.00	1,000.00	1,041.50	1,020.64	4.31	4.27	0.85%
Class Z	1,000.00	1,000.00	1,040.70	1,021.88	3.04	3.02	0.60%

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Diversified Bond Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 50.9%
Aerospace & Defense 0.6%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	$2,340,000	$2,386,800
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	900,000	947,250
Huntington Ingalls Industries, Inc.(c)
03/15/21	7.125%	719,000	770,229
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,674,000	2,881,235
L-3 Communications Corp.
02/15/21	4.950%	14,555,000	15,221,269
Oshkosh Corp.
03/01/17	8.250%	331,000	359,135
03/01/20	8.500%	636,000	694,830
Raytheon Co. Senior Unsecured(c)
10/15/40	4.875%	2,879,000	3,209,970
TransDigm, Inc.
12/15/18	7.750%	890,000	979,000

Total			27,449,718
Automotive 0.7%
Allison Transmission, Inc.(b)(c)
05/15/19	7.125%	717,000	736,718
Chrysler Group LLC/Co-Issuer, Inc.(c) Secured
06/15/19	8.000%	1,120,000	1,128,400
06/15/21	8.250%	651,000	657,510
Dana Holding Corp.(c) Senior Unsecured
02/15/19	6.500%	380,000	409,450
02/15/21	6.750%	783,000	847,597
Delphi Corp.(b)(c)
05/15/19	5.875%	526,000	560,190
05/15/21	6.125%	177,000	190,718
FUEL Trust Secured(b)
06/15/16	3.984%	24,756,000	25,282,288
Lear Corp.(c)
03/15/18	7.875%	1,651,000	1,822,291
03/15/20	8.125%	101,000	113,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a)(continued)
Automotive (cont.)
Schaeffler Finance BV(b) Senior Secured
02/15/17	7.750%	$420,000	$445,725
Schaeffler Finance BV(b)(c) Senior Secured
02/15/19	8.500%	332,000	358,560
Visteon Corp.(c)
04/15/19	6.750%	1,937,000	1,956,370

Total			34,509,442
Banking 12.5%
Banco de Bogota SA Senior Unsecured(b)
01/15/17	5.000%	420,000	433,760
Bank of America Corp. Senior Unsecured
01/15/13	4.875%	3,740,000	3,826,484
01/24/22	5.700%	37,695,000	39,951,536
Bank of America Corp.(c) Senior Unsecured
04/15/12	6.250%	5,711,000	5,747,701
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	4,910,000	5,646,338
Bank of New York Mellon Corp. (The)(c) Senior Unsecured
02/01/21	4.150%	21,435,000	23,127,508
Barclays Bank PLC(b)(c)(d)
09/29/49	7.434%	11,717,000	11,599,830
Barclays Bank PLC(d)
12/15/49	6.278%	6,860,000	5,445,125
Capital One/IV(d)
02/17/37	6.745%	22,830,000	23,086,838
Capital One/V
08/15/39	10.250%	28,880,000	30,107,400
Citigroup, Inc. Senior Unsecured
01/10/17	4.450%	71,620,000	75,591,114
01/30/42	5.875%	5,900,000	6,283,836
Discover Bank Subordinated Notes
11/18/19	8.700%	13,550,000	16,310,040

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Banking (cont.)
Export Credit Bank of Turkey(b)
11/04/16	5.375%	$800,000	$808,459
Fifth Third Bank Senior Unsecured(d)
05/17/13	0.605%	3,783,000	3,743,547
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/27/21	5.250%	21,805,000	21,840,629
HBOS PLC Subordinated Notes(b)(c)
05/21/18	6.750%	18,870,000	16,953,940
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	6,260,000	6,782,898
HSBC U.S.A., Inc. Subordinated Notes(c)
09/27/20	5.000%	15,380,000	15,672,343
JPMorgan Chase Capital XXII
02/02/37	6.450%	6,335,000	6,366,675
JPMorgan Chase & Co.(d)
04/29/49	7.900%	29,672,000	32,279,575
JPMorgan Chase Capital XX
09/29/36	6.550%	25,270,000	25,396,350
JPMorgan Chase Capital XXIII(d)
05/15/47	1.503%	5,590,000	4,149,770
JPMorgan Chase Capital XXV
10/01/37	6.800%	13,175,000	13,306,750
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	7,490,000	5,093,200
12/31/49	5.920%	5,250,000	3,570,000
Merrill Lynch & Co., Inc. Senior Unsecured
02/05/13	5.450%	2,785,000	2,860,209
04/25/13	6.150%	314,000	326,378
Subordinated Notes
05/02/17	5.700%	8,390,000	8,380,016
Merrill Lynch & Co., Inc.(c) Senior Unsecured
08/15/12	6.050%	4,743,000	4,835,104
National City Preferred Capital Trust I(c)(d)
12/31/49	12.000%	30,511,000	32,823,734
PNC Financial Services Group, Inc.(c)(d)
07/29/49	6.750%	3,330,000	3,512,184
State Street Corp.
03/15/18	4.956%	32,949,000	35,021,723
Senior Unsecured
03/07/16	2.875%	807,000	842,769

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Banking (cont.)
U.S. Bancorp
02/01/16	3.442%	$32,065,000	$33,151,523
USB Capital XIII Trust
12/15/39	6.625%	21,409,000	21,692,883
Wachovia Capital Trust III(d)
03/29/49	5.570%	6,050,000	5,543,313
Wells Fargo & Co. Senior Unsecured(d)
06/15/16	3.676%	42,986,000	46,063,282
Wells Fargo Capital X
12/15/36	5.950%	7,790,000	7,828,950

Total			606,003,714
Brokerage 0.1%
E*Trade Financial Corp. Senior Unsecured
12/01/15	7.875%	570,000	582,112
Senior Unsecured PIK
11/30/17	12.500%	1,511,000	1,760,315
Eaton Vance Corp. Senior Unsecured(c)
10/02/17	6.500%	3,146,000	3,590,228

Total			5,932,655
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	1,608,000	1,748,700
Gibraltar Industries, Inc.(d)
12/01/15	8.000%	810,000	828,225
Interface, Inc.(c)
12/01/18	7.625%	644,000	704,375
Norcraft Companies LP/Finance Corp. Secured(c)
12/15/15	10.500%	740,000	654,900
Nortek, Inc.
12/01/18	10.000%	96,000	101,040
Nortek, Inc.(c)
04/15/21	8.500%	552,000	534,060

Total			4,571,300
Chemicals 0.7%
CF Industries, Inc.
05/01/18	6.875%	284,000	334,410
CF Industries, Inc.(c)
05/01/20	7.125%	525,000	641,813
Celanese U.S. Holdings LLC(c)
06/15/21	5.875%	99,000	107,910

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Chemicals (cont.)
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	$5,149,000	$5,811,851
Dow Chemical Co. (The)(c) Senior Unsecured
11/15/20	4.250%	8,013,000	8,579,599
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured(c)
02/01/18	8.875%	1,688,000	1,747,080
Ineos Finance PLC(b) Senior Secured
05/15/15	9.000%	1,407,000	1,484,385
02/15/19	8.375%	896,000	952,000
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	630,000	664,650
Koppers, Inc.
12/01/19	7.875%	112,000	119,840
Lubrizol Corp.
02/01/19	8.875%	4,212,000	5,752,143
LyondellBasell Industries NV(b)(c)
11/15/21	6.000%	3,500,000	3,841,250
MacDermid, Inc.(b)
04/15/17	9.500%	678,000	711,900
Momentive Performance Materials, Inc.(c)
06/15/14	12.500%	657,000	701,348
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	879,000	980,085
11/01/19	8.625%	14,000	16,065
Polypore International, Inc.(c)
11/15/17	7.500%	1,130,000	1,183,675

Total			33,630,004
Commercial Banks —%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	414,000	424,350
Construction Machinery 0.2%
CNH Capital LLC(b)(c)
11/01/16	6.250%	2,103,000	2,260,725
Case New Holland, Inc.(c)
12/01/17	7.875%	1,387,000	1,629,725
Columbus McKinnon Corp.
02/01/19	7.875%	455,000	476,613
Manitowoc Co., Inc. (The)(c)
11/01/20	8.500%	855,000	953,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Construction Machinery (cont.)
Neff Rental LLC/Finance Corp. Secured(b)(c)
05/15/16	9.625%	$1,125,000	$1,110,937
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	440,000	492,800
RSC Equipment Rental, Inc./Holdings III LLC(c) Senior Unsecured
02/01/21	8.250%	480,000	508,800
UR Financing Escrow Corp(b)(e) Secured
07/15/18	5.750%	413,000	422,293
Senior Unsecured
05/15/20	7.375%	342,000	350,550
04/15/22	7.625%	855,000	878,512
United Rentals North America, Inc.
12/15/19	9.250%	1,266,000	1,402,095
United Rentals North America, Inc.(c)
09/15/20	8.375%	720,000	745,200
Xerium Technologies, Inc.(c)
06/15/18	8.875%	445,000	399,388

Total			11,630,963
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	730,000	742,775
West Corp.(c)
10/01/18	8.625%	319,000	350,103

Total			1,092,878
Consumer Products 0.1%
Central Garden and Pet Co.
03/01/18	8.250%	685,000	698,700
Jarden Corp.(c)
01/15/20	7.500%	1,055,000	1,152,588
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	1,411,000	1,608,540
Spectrum Brands Holdings, Inc.(b) Senior Secured
06/15/18	9.500%	292,000	332,880

Total			3,792,708
Diversified Manufacturing 0.2%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	945,000	1,015,875

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Diversified Manufacturing (cont.)
CPM Holdings, Inc. Senior Secured(d)
09/01/14	10.625%		$921,000	$992,377
Tomkins LLC/Inc. Secured(d)
10/01/18	9.000%		1,551,000	1,713,855
Tyco International Ltd./Finance SA
01/15/21	6.875%		3,040,000	3,821,800
WireCo WorldGroup, Inc.(b)(d)
05/15/17	10.250%		820,000	844,600

Total				8,388,507
Electric 4.6%
AES Corp. (The)(b)(c) Senior Unsecured
07/01/21	7.375%		2,010,000	2,291,400
AES Corp. (The)(c) Senior Unsecured
06/01/20	8.000%		672,000	787,920
Alabama Power Co. Senior Unsecured(c)
03/15/41	5.500%		28,943,000	35,885,557
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%		10,154,000	12,023,839
Atlantic Power Corp.(b)
11/15/18	9.000%		514,000	524,407
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%		370,000	381,100
12/15/15	6.875%		910,000	1,012,385
Calpine Corp. Senior Secured(b)(c)
02/15/21	7.500%		2,951,000	3,194,457
Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		1,250,000	1,359,375
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%		549,000	647,821
Companhia De Eletricidade Do Estad
04/27/16	11.750	% BRL	1,170,000	713,685
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%		392,000	550,876
DPL, Inc.(b) Senior Unsecured
10/15/21	7.250%		469,000	534,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Electric (cont.)
DPL, Inc.(b)(c) Senior Unsecured
10/15/16	6.500%	$290,000	$316,100
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	3,695,000	4,306,829
08/01/33	5.250%	11,284,000	12,551,261
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	6,459,000	7,847,407
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	8,521,000	10,124,627
Energy Future Holdings Corp. Senior Secured(d)
01/15/20	10.000%	350,000	378,437
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured(c)
12/01/20	10.000%	579,000	628,939
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	4,443,000	5,344,258
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	380,000	362,900
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	503,000	550,304
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	9,103,000	11,003,697
Midwest Generation LLC Pass-Through Certificates(c)
01/02/16	8.560%	486,145	495,868
Nevada Power Co.
05/15/18	6.500%	9,104,000	11,125,789
05/15/41	5.450%	20,680,000	24,484,943
Nevada Power Co.(c)
08/01/18	6.500%	8,438,000	10,370,530
Niagara Mohawk Power Corp. Senior Unsecured(b)
08/15/19	4.881%	3,562,000	3,949,065
Ohio Edison Co. Senior Unsecured(c)
05/01/15	5.450%	2,100,000	2,297,402
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	11,003,000	12,223,464

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Electric (cont.)
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	$3,675,000	$4,373,254
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	1,264,000	1,431,484
Southern California Edison Co. 1st Mortgage(c)
09/01/40	4.500%	1,695,000	1,859,096
Tampa Electric Co. Senior Unsecured(c)
05/15/18	6.100%	11,948,000	14,382,644
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	13,328,000	15,761,613
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	6,365,000	6,825,306

Total			222,902,699
Entertainment 0.2%
AMC Entertainment, Inc.(c)
06/01/19	8.750%	980,000	1,021,650
Cinemark U.S.A., Inc(c)
06/15/21	7.375%	122,000	130,235
Speedway Motorsports, Inc.
06/01/16	8.750%	1,020,000	1,125,825
Speedway Motorsports, Inc.(c)
02/01/19	6.750%	121,000	126,142
Time Warner, Inc.
03/29/41	6.250%	4,544,000	5,479,519
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	2,927,496	2,888,854
Vail Resorts, Inc.(c)
05/01/19	6.500%	832,000	865,280

Total			11,637,505
Food and Beverage 2.1%
ARAMARK Holdings Corp. Senior Unsecured PIK(b)(c)
05/01/16	8.625%	215,000	220,375
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	15,124,000	16,144,371
ConAgra Foods, Inc. Senior Unsecured(c)
10/01/28	7.000%	6,685,000	8,220,270

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Food and Beverage (cont.)
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	$17,220,000	$17,465,230
HJ Heinz Co. Senior Unsecured
09/12/21	3.125%	2,020,000	2,053,013
HJ Heinz Co.(e) Senior Unsecured
03/01/17	1.500%	12,660,000	12,626,692
03/01/22	2.850%	17,610,000	17,568,951
Hershey Co. (The) Senior Unsecured(c)
12/01/20	4.125%	380,000	426,070
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	6,957,000	8,462,889
02/01/18	6.125%	5,255,000	6,299,484
08/23/18	6.125%	2,404,000	2,898,238
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	217,000	222,967
SABMiller PLC Senior Unsecured(b)
07/15/18	6.500%	8,815,000	10,770,829

Total			103,379,379
Gaming 0.2%
Caesars Entertainment Operating Co., Inc.(c) Secured
04/15/18	12.750%	677,000	582,220
Senior Secured
06/01/17	11.250%	1,348,000	1,476,060
Caesars Operating Escrow LLC/Corp. Senior Secured(b)(c)
02/15/20	8.500%	672,000	685,440
Chester Downs & Marina LLC Senior Secured(b)(c)
02/01/20	9.250%	519,000	543,652
MGM Resorts International
03/01/18	11.375%	1,143,000	1,348,740
Senior Secured
03/15/20	9.000%	1,067,000	1,195,040
Penn National Gaming, Inc. Senior Subordinated Notes(c)
08/15/19	8.750%	73,000	81,943
Pinnacle Entertainment, Inc.(c)
06/15/15	7.500%	88,000	90,640

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gaming (cont.)
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	$871,000	$962,455
Seminole Indian Tribe of Florida(b)
10/01/17	7.750%	92,000	99,820
Senior Secured
10/01/20	6.535%	932,000	909,296
Seneca Gaming Corp.(b)(c)
12/01/18	8.250%	1,284,000	1,316,100
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	294,000	285,915

Total			9,577,321
Gas Pipelines 5.2%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	47,344,000	54,809,912
El Paso Corp.(c) Senior Unsecured
06/01/18	7.250%	37,000	41,995
09/15/20	6.500%	2,723,000	2,995,300
01/15/32	7.750%	518,000	616,782
El Paso Pipeline Partners Operating Co. LLC(c)
10/01/21	5.000%	24,134,000	25,202,605
Enterprise Products Operating LLC
02/01/41	5.950%	6,671,000	7,849,179
Enterprise Products Operating LLC(c)
02/15/42	5.700%	12,799,000	14,481,109
Kinder Morgan Energy Partners LP Senior Unsecured(c)
09/01/39	6.500%	401,000	455,508
MarkWest Energy Partners LP/Finance Corp.(c)
06/15/22	6.250%	913,000	981,475
NGPL PipeCo LLC Senior Unsecured(b)(c)
12/15/12	6.514%	4,670,000	4,509,917
Nisource Finance Corp.
09/15/17	5.250%	28,651,000	31,888,792
09/15/20	5.450%	5,518,000	6,228,547
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	6,126,000	7,244,320
04/15/17	5.950%	10,420,000	12,077,298
Plains All American Pipeline LP/Finance Corp.(c)
02/01/21	5.000%	10,150,000	11,415,908
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	410,000	454,075

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Gas Pipelines (cont.)
Regency Energy Partners LP/Finance Corp.(c)
07/15/21	6.500%	$1,641,000	$1,784,587
Southern Natural Gas Co./Issuing Corp. Senior Unsecured
06/15/21	4.400%	13,555,000	13,986,130
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	445,000	557,992
Southern Natural Gas Co.(b) Senior Unsecured
04/01/17	5.900%	11,121,000	12,585,780
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	2,580,000	2,618,700
TransCanada PipeLines Ltd.(d)
05/15/67	6.350%	16,921,000	17,365,109
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	19,576,000	22,769,374

Total			252,920,394
Health Care 1.8%
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	136,711	144,230
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	758,000	811,060
Aristotle Holding, Inc.(b)
02/15/17	2.650%	25,393,000	25,421,923
02/15/22	3.900%	23,770,000	24,307,059
Biomet, Inc.
10/15/17	10.000%	789,000	857,051
CHS/Community Health Systems, Inc.(b)(c)
11/15/19	8.000%	1,009,000	1,072,063
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	13,411,000	14,779,740
ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	1,284,000	1,324,125
Emdeon, Inc.(b)
12/31/19	11.000%	675,000	756,000
Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%	333,000	351,315
Fresenius Medical Care U.S. Finance II, Inc.(b)(c)
07/31/19	5.625%	257,000	273,705

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Health Care (cont.)
Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	$636,000	$704,370
02/15/21	5.750%	695,000	731,488
HCA, Inc. Senior Secured
02/15/20	6.500%	439,000	470,828
HCA, Inc.(c)
02/15/22	7.500%	2,129,000	2,304,642
Senior Secured
02/15/20	7.875%	1,335,000	1,471,837
09/15/20	7.250%	2,325,000	2,534,250
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	869,000	917,881
Health Management Associates, Inc. Senior Unsecured(b)(c)
01/15/20	7.375%	550,000	573,375
Healthsouth Corp.
02/15/20	8.125%	982,000	1,080,200
Healthsouth Corp.(c)
09/15/22	7.750%	69,000	75,038
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	600,000	573,000
Kinetic Concepts/KCI U.S.A., Inc.(b)
11/01/19	12.500%	588,000	565,950
Kinetic Concepts/KCI U.S.A., Inc.(b)(c)
11/01/18	10.500%	708,000	736,320
Multiplan, Inc.(b)(c)
09/01/18	9.875%	1,082,000	1,176,675
Omnicare, Inc.(c)
06/01/20	7.750%	427,000	476,105
PSS World Medical, Inc.(b)
03/01/22	6.375%	125,000	130,000
Physio-Control International, Inc. Senior Secured(b)(c)
01/15/19	9.875%	627,000	658,350
Radnet Management, Inc.
04/01/18	10.375%	300,000	286,875
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	386,000	359,945
STHI Holding Corp. Secured(b)
03/15/18	8.000%	809,000	861,585
Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	390,000	399,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Health Care (cont.)
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	$2,035,000	$2,141,837

Total			89,328,572
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	387,000	425,700
UnitedHealth Group, Inc.(c) Senior Unsecured
02/15/18	6.000%	803,000	980,909
02/15/41	5.950%	2,007,000	2,559,382

Total			3,965,991
Home Construction —%
KB Home
03/15/20	8.000%	321,000	326,618
Shea Homes LP/Funding Corp. Senior Secured(b)(c)
05/15/19	8.625%	569,000	574,690

Total			901,308
Independent Energy 1.9%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	29,912,000	34,629,810
Anadarko Petroleum Corp.(c)
03/15/40	6.200%	8,905,000	10,702,341
Antero Resources Finance Corp.
12/01/17	9.375%	40,000	44,000
Antero Resources Finance Corp.(b)
08/01/19	7.250%	54,000	56,970
Berry Petroleum Co. Senior Unsecured(c)
11/01/20	6.750%	310,000	329,375
Carrizo Oil & Gas, Inc.(c)
10/15/18	8.625%	1,324,000	1,376,960
Chaparral Energy, Inc.
10/01/20	9.875%	460,000	517,500
Chaparral Energy, Inc.(c)
09/01/21	8.250%	734,000	814,740
Chesapeake Energy Corp.(c)
08/15/20	6.625%	969,000	1,010,182
11/15/20	6.875%	770,000	808,500
02/15/21	6.125%	1,275,000	1,292,531
Concho Resources, Inc.
01/15/21	7.000%	2,518,000	2,832,750
01/15/22	6.500%	272,000	301,920

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Independent Energy (cont.)
Continental Resources, Inc.
10/01/20	7.375%	$106,000	$117,925
Continental Resources, Inc.(c)
10/01/19	8.250%	19,000	21,328
04/01/21	7.125%	893,000	995,695
Denbury Resources, Inc.
03/01/16	9.750%	493,000	550,311
Encana Corp. Senior Unsecured(c)
11/15/21	3.900%	4,010,000	4,039,818
Goodrich Petroleum Corp.(c)
03/15/19	8.875%	560,000	548,800
Hilcorp Energy I LP/Finance Co. Senior Notes(b)(c)
02/15/20	8.000%	1,326,000	1,458,600
Kodiak Oil & Gas Corp.(b)
12/01/19	8.125%	2,069,000	2,213,830
Laredo Petroleum, Inc.
02/15/19	9.500%	1,462,000	1,611,855
Linn Energy LLC/Finance Corp.(b)
05/15/19	6.500%	480,000	489,600
MEG Energy Corp.(b)
03/15/21	6.500%	1,102,000	1,179,140
Nexen, Inc(c) Senior Unsecured
05/15/37	6.400%	7,105,000	8,149,442
07/30/39	7.500%	3,631,000	4,663,678
Oasis Petroleum, Inc.
02/01/19	7.250%	981,000	1,039,860
Oasis Petroleum, Inc.(c)
11/01/21	6.500%	1,009,000	1,039,270
QEP Resources, Inc.(c) Senior Unsecured
03/01/21	6.875%	475,000	524,875
QEP Resources, Inc.(e) Senior Unsecured
10/01/22	5.375%	831,000	839,310
Range Resources Corp.
05/01/18	7.250%	10,000	10,663
05/15/19	8.000%	728,000	811,720
Range Resources Corp.(c)
06/01/21	5.750%	498,000	532,860
Range Resources Corp.(e)
08/15/22	5.000%	159,000	160,590
SM Energy Co. Senior Unsecured(b)
11/15/21	6.500%	341,000	368,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Independent Energy (cont.)
WPX Energy, Inc. Senior Unsecured(b)(c)
01/15/22	6.000%	$587,000	$606,078
Whiting Petroleum Corp.
10/01/18	6.500%	40,000	43,050
Woodside Finance Ltd.(b)
05/10/21	4.600%	3,811,000	3,985,952

Total			90,720,109
Integrated Energy 0.8%
Hess Corp. Senior Unsecured
08/15/31	7.300%	4,909,000	6,499,855
Lukoil International Finance BV(b)
11/09/20	6.125%	625,000	654,817
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	14,340,000	16,206,781
Shell International Finance BV(c)
03/25/40	5.500%	10,219,000	13,175,173

Total			36,536,626
Life Insurance 2.0%
ING Groep NV(d)
12/29/49	5.775%	9,290,000	7,989,400
Lincoln National Corp.(d)
05/17/66	7.000%	4,035,000	3,853,425
04/20/67	6.050%	2,015,000	1,848,763
MetLife Capital Trust X(b)(d)
04/08/38	9.250%	21,379,000	26,296,170
MetLife, Inc.
08/01/39	10.750%	19,244,000	27,422,700
Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	803,000	939,475
Prudential Financial, Inc.(d)
06/15/38	8.875%	25,116,000	30,013,620

Total			98,363,553
Media Cable 1.3%
CCO Holdings LLC/Capital Corp.(c)
01/15/19	7.000%	725,000	783,000
04/30/20	8.125%	380,000	426,550
01/31/22	6.625%	442,000	471,835
CSC Holdings LLC(b) Senior Unsecured
11/15/21	6.750%	189,000	204,593

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Media Cable (cont.)
CSC Holdings LLC(c) Senior Unsecured
02/15/18	7.875%	$765,000	$864,450
02/15/19	8.625%	131,000	154,580
Cablevision Systems Corp. Senior Unsecured(c)
04/15/20	8.000%	545,000	611,763
Comcast Corp.
02/15/18	5.875%	4,244,000	5,062,897
Comcast Corp.(c)
03/01/40	6.400%	6,053,000	7,744,656
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	12,848,000	13,410,909
03/01/16	3.500%	11,367,000	12,028,764
DIRECTV Holdings LLC/Financing Co., Inc.(c)
03/01/21	5.000%	8,503,000	9,446,799
DISH DBS Corp.(c)
09/01/19	7.875%	990,000	1,163,250
06/01/21	6.750%	2,660,000	2,952,600
Nara Cable Funding Ltd. Senior Secured(b)(c)
12/01/18	8.875%	729,000	701,662
Quebecor Media, Inc. Senior Unsecured(c)
03/15/16	7.750%	895,000	921,850
Time Warner Cable, Inc.(c)
02/15/21	4.125%	3,769,000	3,999,976
UPCB Finance V Ltd. Senior Secured(b)(c)
11/15/21	7.250%	512,000	534,093
Videotron Ltee
04/15/18	9.125%	639,000	707,692
Videotron Ltee(b)(e) Senior Unsecured
07/15/22	5.000%	316,000	316,000

Total			62,507,919
Media Non-Cable 1.0%
AMC Networks, Inc.(b)(c)
07/15/21	7.750%	1,048,000	1,168,520
Clear Channel Communications, Inc. Senior Secured(c)
03/01/21	9.000%	383,000	352,360
Clear Channel Worldwide Holdings, Inc.(b)(e)
03/15/20	7.625%	296,000	296,000
03/15/20	7.625%	2,073,000	2,073,000
Clear Channel Worldwide Holdings, Inc.(c)
12/15/17	9.250%	1,354,000	1,489,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Media Non-Cable (cont.)
Cumulus Media, Inc.(b)(c)
05/01/19	7.750%	$123,000	$120,233
Hughes Satellite Systems Corp.
06/15/21	7.625%	1,650,000	1,790,250
Hughes Satellite Systems Corp.(c) Senior Secured
06/15/19	6.500%	330,000	349,800
Intelsat Jackson Holdings SA
06/15/16	11.250%	1,850,000	1,956,375
Intelsat Jackson Holdings SA(c)
10/15/20	7.250%	2,190,000	2,304,975
Lamar Media Corp.(b)(c)
02/01/22	5.875%	650,000	678,438
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	726,000	769,560
News America, Inc.
02/15/41	6.150%	22,615,000	26,914,813
Nielsen Finance LLC/Co.(c)
10/15/18	7.750%	2,665,000	2,964,812
Salem Communications Corp. Secured
12/15/16	9.625%	572,000	630,630
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	1,169,000	1,306,357
Univision Communications, Inc.(b) Senior Secured
11/01/20	7.875%	1,444,000	1,541,470
Univision Communications, Inc.(b)(c)
05/15/21	8.500%	582,000	577,635
Senior Secured
05/15/19	6.875%	444,000	452,880
XM Satellite Radio, Inc.(b)(c)
11/01/18	7.625%	1,566,000	1,714,770

Total			49,452,278
Metals 1.0%
Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	1,064,000	1,042,720
06/01/21	6.250%	70,000	67,900
ArcelorMittal Senior Unsecured
10/15/39	7.000%	448,000	442,400

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Metals (cont.)
ArcelorMittal(c) Senior Unsecured
03/01/21	5.500%	$19,120,000	$18,897,348
02/25/22	6.250%	2,020,000	2,083,862
03/01/41	6.750%	7,035,000	6,841,629
Arch Coal, Inc.(b)(c)
06/15/19	7.000%	939,000	939,000
06/15/21	7.250%	1,265,000	1,261,837
Calcipar SA Senior Secured(b)
05/01/18	6.875%	1,024,000	1,008,640
Consol Energy, Inc.
04/01/20	8.250%	1,340,000	1,460,600
FMG Resources August 2006 Proprietary Ltd.(b)(c)
11/01/15	7.000%	706,000	748,360
02/01/16	6.375%	1,103,000	1,141,605
02/01/18	6.875%	419,000	442,045
11/01/19	8.250%	2,006,000	2,206,600
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	1,322,000	1,379,837
Novelis, Inc.
12/15/20	8.750%	97,000	108,155
Novelis, Inc.(c)
12/15/17	8.375%	420,000	459,900
Nucor Corp. Senior Unsecured
06/01/18	5.850%	2,419,000	2,911,448
Peabody Energy Corp.(b)
11/15/18	6.000%	859,000	899,802
11/15/21	6.250%	1,268,000	1,328,230
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	1,482,000	1,570,920
Vale Overseas Ltd.
11/21/36	6.875%	1,481,000	1,816,124

Total			49,058,962
Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	3,954,000	5,042,813
HSBC Finance Capital Trust IX(d)
11/30/35	5.911%	12,445,000	11,169,387
SLM Corp. Senior Notes
01/25/16	6.250%	730,000	762,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Non-Captive Consumer 0.4%
Senior Unsecured
03/25/20	8.000%	$1,267,000	$1,393,700
01/25/22	7.250%	659,000	696,069
Springleaf Finance Corp. Senior Unsecured(c)
12/15/17	6.900%	1,604,000	1,243,100

Total			20,307,919
Non-Captive Diversified 1.3%
Ally Financial, Inc.(c)
03/15/20	8.000%	5,472,000	6,197,040
Non-Captive Diversified (cont.)
CIT Group, Inc.(b)(c) Secured
05/02/17	7.000%	2,120,000	2,122,650
04/01/18	6.625%	350,000	380,625
02/15/19	5.500%	2,182,000	2,231,095
Ford Motor Credit Co. LLC Senior Unsecured(c)
02/01/21	5.750%	3,642,000	4,067,247
General Electric Capital Corp. Senior Unsecured
01/07/21	4.625%	40,005,000	43,440,670
International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	380,000	429,400
International Lease Finance Corp.(c) Senior Unsecured
05/15/19	6.250%	2,049,000	2,077,397
12/15/20	8.250%	2,780,000	3,099,733

Total			64,045,857
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured(c)
02/01/20	6.500%	1,143,000	1,203,007
Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	969,000	954,465
Novatek Finance Ltd. Senior Unsecured(b)(c)
02/03/21	6.604%	400,000	421,045
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	1,588,000	1,770,620
Oil States International, Inc.(c)
06/01/19	6.500%	555,000	596,625

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Oil Field Services (cont.)
Weatherford International Ltd.(c)
03/15/38	7.000%	$5,610,000	$6,712,444

Total			11,658,206
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	693,000	731,981
President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	775,000	914,282
President and Fellows of Harvard College(b)
01/15/39	6.500%	12,445,000	17,827,711

Total			19,473,974

Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(b)
10/15/20	9.125%	509,000	525,543
Ardagh Packaging Finance PLC Senior Secured(b)(c)
10/15/17	7.375%	948,000	1,019,100
Ball Corp.
09/01/19	7.375%	640,000	713,600
Ball Corp.(e)
03/15/22	5.000%	244,000	249,490
Berry Plastics Corp. Secured(c)
01/15/21	9.750%	436,000	466,520
Crown Americas LLC/Capital Corp. III(c)
02/01/21	6.250%	540,000	598,050
Greif, Inc. Senior Unsecured
02/01/17	6.750%	482,000	515,740
Reynolds Group Issuer, Inc./LLC(b)
04/15/19	9.000%	466,000	466,000
Senior Secured
04/15/19	7.125%	577,000	610,178
08/15/19	7.875%	452,000	494,940
02/15/21	6.875%	2,065,000	2,188,900
Reynolds Group Issuer, Inc./LLC (b)(c) Senior Unsecured
08/15/19	9.875%	563,000	582,001
08/15/19	9.875%	1,310,000	1,354,212

Total			9,784,274
Paper 0.2%
Cascades, Inc.(c)
12/15/17	7.750%	291,000	298,275

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Paper (cont.)
Georgia-Pacific LLC(b)
05/01/16	8.250%	$6,601,000	$7,312,766
Graphic Packaging International, Inc.
06/15/17	9.500%	1,260,000	1,401,750
Verso Paper Holdings LLC/Inc. Senior Secured
07/01/14	11.500%	158,000	161,160
Verso Paper Holdings LLC/Inc.(c) Secured
02/01/19	8.750%	169,000	83,655

Total			9,257,606

Pharmaceuticals 0.3%
Endo Pharmaceuticals Holdings, Inc.(c)
01/15/22	7.250%	370,000	411,625
Grifols, Inc.
02/01/18	8.250%	1,161,000	1,259,685
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)
12/01/19	9.500%	237,000	259,219
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	9,176,000	10,826,340
Mylan, Inc.(b)
11/15/18	6.000%	835,000	873,619
Roche Holdings, Inc.(b)
03/01/19	6.000%	332,000	407,832
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	337,000	357,220

Total			14,395,540
Property & Casualty 1.2%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	337,000	360,435
11/15/19	7.350%	7,174,000	8,375,336
08/15/21	5.750%	2,104,000	2,258,091
Liberty Mutual Group, Inc.(b) Senior Unsecured
03/15/35	6.500%	5,600,000	5,887,874
Liberty Mutual Group, Inc.(b)(d)
06/15/58	10.750%	11,405,000	14,883,525
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	23,370,000	26,667,741

Total			58,433,002

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	17

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Railroads 0.9%
BNSF Funding Trust I(d)
12/15/55	6.613%	$3,967,000	$4,110,804
CSX Corp.
Senior Unsecured
03/15/18	6.250%	10,823,000	12,997,038
05/30/42	4.750%	20,260,000	21,145,058
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	1,251,000	1,448,867
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	2,423,000	2,912,979

Total			42,614,746

REITs 1.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	23,967,000	25,334,030
Brandywine Operating Partnership LP
05/15/15	7.500%	3,179,000	3,477,343
Duke Realty LP
Senior Unsecured
08/15/19	8.250%	16,067,000	19,983,620
Duke Realty LP(c)
Senior Unsecured
02/15/15	7.375%	5,356,000	5,973,059

Total			54,768,052
Restaurants 0.9%
McDonald’s Corp. Senior Unsecured(c)
05/20/21	3.625%	26,585,000	29,083,405
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	11,201,000	13,320,341

Total			42,403,746
Retailers 1.2%
99 Cents Only Stores(b)
12/15/19	11.000%	380,000	401,850
AutoNation, Inc.
02/01/20	5.500%	327,000	338,445
Best Buy Co., Inc. Senior Unsecured(c)
03/15/21	5.500%	10,062,000	9,798,949
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	497,000	510,046

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Retailers (cont.)
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%		$7,039,000	$8,401,511
Jo-Ann Stores, Inc. Senior Unsecured(b)(c)
03/15/19	8.125%		205,000	205,256
Limited Brands, Inc.(c)
04/01/21	6.625%		1,100,000	1,210,000
Senior Notes
02/15/22	5.625%		698,000	718,940
Macy’s Retail Holdings, Inc.
07/15/27	6.790%		19,685,000	21,380,705
01/15/42	5.125%		10,095,000	10,315,747
QVC, Inc.(b) Senior Secured
10/01/19	7.500%		346,000	383,195
QVC, Inc.(b)(c) Senior Secured
10/15/20	7.375%		523,000	579,223
Rite Aid Corp.(b) Senior Notes
03/15/20	9.250%		959,000	970,988
Rite Aid Corp.(c)
06/15/17	9.500%		785,000	796,775
Senior Secured
08/15/20	8.000%		1,022,000	1,165,080
Senior Unsecured
02/15/27	7.700%		422,000	367,140
Sally Holdings LLC/Capital, Inc.(b)(c)
11/15/19	6.875%		237,000	254,775

Total				57,798,625
Sovereign —%
Morgan Stanley Senior Unsecured(b)
05/03/17	10.090	% BRL	1,200,000	658,611
Supermarkets 0.3%
Kroger Co. (The) Senior Unsecured
01/15/17	2.200%		1,575,000	1,603,816
Kroger Co. (The)(c)
12/15/18	6.800%		10,454,000	12,927,636

Total				14,531,452
Technology 0.6%
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%		1,673,000	1,806,840

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Technology (cont.)
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	$340,000	$357,850
01/15/20	6.875%	557,000	622,448
CDW LLC / Finance Corp. Senior Secured
12/15/18	8.000%	1,369,000	1,485,365
CDW LLC / Finance Corp.(c)
04/01/19	8.500%	862,000	920,185
CDW LLC/Finance Corp.(b)
04/01/19	8.500%	690,000	736,575
Cardtronics, Inc.
09/01/18	8.250%	1,000,000	1,105,000
CommScope, Inc.(b)(c)
01/15/19	8.250%	496,000	522,040
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	968,000	1,072,060
First Data Corp.
PIK
09/24/15	10.550%	326,000	335,780
First Data Corp.(b)(c) Senior Secured
06/15/19	7.375%	681,000	692,918
08/15/20	8.875%	1,416,000	1,532,820
First Data Corp.(c)
01/15/21	12.625%	905,000	950,250
Freescale Semiconductor, Inc.(b) Senior Secured
04/15/18	9.250%	645,000	709,500
Freescale Semiconductor, Inc.(c)
08/01/20	10.750%	265,000	292,825
Hewlett-Packard Co.(c) Senior Unsecured
12/09/21	4.650%	6,625,000	7,143,684
09/15/41	6.000%	6,256,000	7,245,999
NXP BV/Funding LLC Senior Secured(b)(c)
08/01/18	9.750%	1,547,000	1,748,110

Total			29,280,249
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(c)
01/15/19	8.250%	302,000	314,835
03/15/20	9.750%	820,000	897,900
CEVA Group PLC(b)
12/01/17	8.375%	316,000	315,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Transportation Services (cont.)
ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	$8,082,000	$9,633,170
Hertz Corp. (The)(c)
10/15/18	7.500%	1,425,000	1,537,219
01/15/21	7.375%	309,000	334,492

Total			13,032,826
Wireless 0.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	990,000	1,079,100
Cricket Communications, Inc.(c)
10/15/20	7.750%	650,000	646,750
Senior Secured
05/15/16	7.750%	1,130,000	1,203,450

MetroPCS Wireless, Inc.
11/15/20	6.625%	114,000	117,420
MetroPCS Wireless, Inc.(c)
09/01/18	7.875%	870,000	931,987
NII Capital Corp.(c)
04/01/21	7.625%	522,000	533,745
Nextel Communications, Inc.(c)
08/01/15	7.375%	956,000	944,050
SBA Telecommunications, Inc.
08/15/16	8.000%	920,000	991,300
SBA Telecommunications, Inc.(c)
08/15/19	8.250%	890,000	979,000
Sprint Nextel Corp.(b)
11/15/18	9.000%	3,450,000	3,846,750
Sprint Nextel Corp.(b)(c) Senior Unsecured
11/15/21	11.500%	571,000	623,104
Sprint Nextel Corp.(b)(e)
03/01/20	7.000%	435,000	442,069
Senior Unsecured
03/01/17	9.125%	44,000	44,220
Sprint Nextel Corp.(c) Senior Unsecured
08/15/17	8.375%	1,647,000	1,614,060
UPCB Finance VI Ltd. Senior Secured(b)(c)
01/15/22	6.875%	843,000	871,422
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	14,614,000	14,394,995

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	19

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)

Wireless (cont.)
Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%	$2,176,000	$2,132,480

Total			31,395,902
Wirelines 3.3%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	26,317,000	33,559,307
CenturyLink, Inc. Senior Unsecured(c)
06/15/21	6.450%	9,024,000	9,554,124
Embarq Corp. Senior Unsecured
06/01/16	7.082%	5,167,000	5,755,191
06/01/36	7.995%	14,618,000	15,619,786
Frontier Communications Corp.(c) Senior Unsecured
04/15/15	7.875%	452,000	484,770
04/15/20	8.500%	318,000	344,235
04/15/22	8.750%	360,000	391,500
Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	283,000	246,210
Level 3 Communications, Inc. Senior Unsecured(c)
02/01/19	11.875%	935,000	1,063,562
Level 3 Financing, Inc.
02/15/17	8.750%	405,000	423,225
Level 3 Financing, Inc.(b)(c) Senior Unsecured
07/01/19	8.125%	851,000	891,422
Level 3 Financing, Inc.(c)
02/01/18	10.000%	364,000	401,310
04/01/19	9.375%	1,060,000	1,171,300
PAETEC Holding Corp.
12/01/18	9.875%	1,150,000	1,288,000
Senior Secured
06/30/17	8.875%	742,000	808,780
Qwest Communications International, Inc.
04/01/18	7.125%	1,760,000	1,883,200
Telecom Italia Capital SA
09/30/14	4.950%	20,889,000	21,071,779
10/01/15	5.250%	2,830,000	2,858,300
Telecom Italia Capital SA(c)
07/18/36	7.200%	19,062,000	17,537,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) (continued)
Wirelines (cont.)
Telefonica Emisiones SAU
01/15/15	4.949%	$20,209,000	$20,931,876
06/20/16	6.421%	430,000	463,179
Telefonica Emisiones SAU(c)
02/16/21	5.462%	6,496,000	6,534,413
Tw telecom holdings, inc.
03/01/18	8.000%	739,000	810,129
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	13,949,000	16,660,434
Windstream Corp.(c)
11/01/17	7.875%	814,000	917,785

Total			161,670,857
Total Corporate Bonds & Notes
(Cost: $2,350,950,440)			$2,474,190,299

Residential Mortgage-Backed Securities - Agency 17.6%
Federal Home Loan Mortgage Corp.(c)(h)
06/01/41	4.500%	$23,773,185	$25,612,953
Federal Home Loan Mortgage Corp.(d)(h)(i) CMO IO Series 3517 Class JI
12/15/12	0.762%	5,542,632	5,620
Federal Home Loan Mortgage Corp.(h)
10/01/41	5.000%	51,346,884	55,862,507
04/01/33- 06/01/33	5.500%	7,461,860	8,239,164
10/01/31- 07/01/37	6.000%	9,989,317	11,186,243
10/01/28- 07/01/32	7.000%	2,892,168	3,360,029
01/01/17- 02/01/25	8.000%	242,089	288,202
03/01/17- 08/01/22	8.500%	116,054	134,125
04/01/21	9.000%	16,522	18,742
Federal Home Loan Mortgage Corp.(h)(i) CMO IO Series 3430 Class IA
07/15/12	0.818%	13,390,693	22,861
Federal National Mortgage Association(d)(h)(i) CMO IO Series 2008-40 Class AI
08/25/12	1.200%	22,860,030	102,116
Federal National Mortgage Association(e)(h)
03/01/42	3.500%	41,000,000	42,370,937

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association(h)
03/01/41	3.500%	$6,576,133	$6,804,829
09/01/40- 10/01/41	4.000%	211,162,593	223,885,704
05/01/39- 07/01/41	4.500%	100,596,701	107,559,726
04/01/29- 05/01/41	5.000%	94,053,261	102,227,265
12/01/28- 07/01/36	5.500%	56,121,499	61,485,494
05/01/24- 09/01/39	6.000%	66,991,007	74,381,640
03/01/26- 07/01/38	7.000%	8,383,406	9,806,431
04/01/27- 06/01/32	7.500%	929,811	1,107,110
02/01/25- 08/01/27	8.000%	419,501	503,510
04/01/23	8.500%	105,414	119,322
06/01/24	9.000%	110,734	129,345
Federal National Mortgage Association(h)(i) CMO IO Series 2003-71 Class IM
12/25/31	5.500%	1,213,599	98,203
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	119,255	3,728
Federal National Mortgage Association(h)(j)(k) CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	5,070	4,858
Federal National Mortgage Association(h)(l)
06/01/40	5.000%	20,124,849	21,946,677
04/01/33	5.500%	3,927,882	4,376,695
Government National Mortgage Association(h)
06/15/2040-06/15/2041	4.500%	86,577,667	94,707,295
Total Residential Mortgage-Backed Securities - Agency
(Cost: $829,796,529)			$856,351,331

Residential Mortgage-Backed Securities - Non-Agency 1.1%
American General Mortgage Loan Trust(b)(d)(h) CMO Series 2009-1 Class A7
09/25/48	5.750%	$13,325,647	$13,746,031
CMO Series 2010-1A Class A1
03/25/58	5.150%	2,080,999	2,109,033
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(h)
08/27/37	6.000%	4,072,915	4,300,266

-Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Mortgage Capital Certificates(b)(d)(h) CMO Series 2009-12R Class 30A1
12/27/36	5.300%	$1,360,045	$1,368,775
CMO Series 2010-11R Class A1
06/28/47	1.244%	5,469,659	5,427,687
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	7,398,493	7,414,823
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	4,720,900	4,730,202
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	4,862,100	4,911,935
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(d)(h)
09/25/36	5.950%	2,517,442	2,488,028
LVII Resecuritization Trust CMO Series 2009-3 Class A1(b)(d)(h)
11/27/37	5.620%	1,258,422	1,258,148
Nomura Asset Acceptance Corp.(d)(h) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	505,329	442,151
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	3,202,586	2,801,731
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(b)(h)
09/25/34	5.000%	477,936	479,593
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(d)(h)
12/25/34	4.740%	2,223,637	2,247,586
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(h)
04/25/35	8.000%	1,040,585	1,046,494
Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $54,184,550)			$54,772,483

Commercial Mortgage-Backed Securities - Non-Agency 15.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(h) Series 2005-3 Class A3A
07/10/43	4.621%	$11,075,000	$11,252,012
Series 2005-3 Class A4
07/10/43	4.668%	22,527,000	24,763,999
Series 2005-4 Class A5A
07/10/45	4.933%	16,246,000	17,856,515

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	21

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Bear Stearns Commercial Mortgage Securities(d)(h)
Series 2005-T20 Class A4A
10/12/42	5.145%	$7,225,000	$8,056,872
Series 2005-T18 Class A4
02/13/42	4.933%	8,557,679	9,321,563
Bear Stearns Commercial Mortgage Securities(h)
Series 2003-T10 Class A2
03/13/40	4.740%	9,275,000	9,538,521
Series 2006-PW14 Class A4
12/11/38	5.201%	28,790,000	32,320,604
Series 2007-PW18 Class A4
06/11/50	5.700%	3,530,000	4,053,065
Citigroup Commercial Mortgage Trust(h)
Series 2005-C3 Class A4
05/15/43	4.860%	12,400,000	13,448,408
Series 2006-C5 Class A4
10/15/49	5.431%	7,671,000	8,681,800
Citigroup/Deutsche Bank Commercial Mortgage Trust(d)(h) Series 2005-CD1 Class A4
07/15/44	5.226%	9,130,000	10,188,496
Series 2007-CD5 Class A4
11/15/44	5.886%	11,850,000	13,696,301
Citigroup/Deutsche Bank Commercial Mortgage Trust(h) Series 2007-CD4 Class A4
12/11/49	5.322%	21,264,000	23,492,191
Commercial Mortgage Pass-Through Certificates Series 2003-LB1A Class A2(h)
06/10/38	4.084%	17,500,000	18,006,450
Credit Suisse First Boston Mortgage Securities Corp.(d)(h) Series 2004-C1 Class A4
01/15/37	4.750%	8,810,000	9,282,066
Series 2005-C6 Class A4
12/15/40	5.230%	14,775,000	16,434,676
Credit Suisse First Boston Mortgage Securities Corp.(h) Series 2002-CP3 Class A3
07/15/35	5.603%	3,232,376	3,247,753
Series 2004-C2 Class A1
05/15/36	3.819%	516,873	526,444
GE Capital Commercial Mortgage Corp.(d)(h) Series 2005-C1 Class A5
06/10/48	4.772%	1,929,000	2,101,817
GE Capital Commercial Mortgage Corp.(h) Series 2003-C1 Class A4
01/10/38	4.819%	1,051,963	1,079,949
GE Capital Commercial Mortgage Corp Series 2002-2A Class A3(h)
08/11/36	5.349%	2,242,790	2,264,929

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4(h)
04/10/40	5.023%	$3,740,000	$3,939,925
GS Mortgage Securities Corp. II(h) Series 2005-GG4 Class A4A
07/10/39	4.751%	34,920,000	37,972,497
Series 2006-GG8 Class A4
11/10/39	5.560%	5,645,000	6,388,226
General Electric Capital Assurance Co.(b)(d)(h) Series 2003-1 Class A4
05/12/35	5.254%	6,101,214	6,512,596
Series 2003-1 Class A5
05/12/35	5.743%	5,050,000	6,105,127
Greenwich Capital Commercial Funding Corp.(d)(h) Series 2005-GG3 Class A4
08/10/42	4.799%	6,500,000	7,045,746
Greenwich Capital Commercial Funding Corp.(h) Series 2003-C2 Class A3
01/05/36	4.533%	1,081,173	1,086,477
Series 2007-GG9 Class A4
03/10/39	5.444%	30,994,000	34,409,570
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class A2(h)
01/12/37	4.985%	3,275,000	3,361,142
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	22,250,000	23,319,557
Series 2005-LDP3 Class ASB
08/15/42	4.893%	8,180,402	8,646,121
Series 2005-LDP4 Class A4
10/15/42	4.918%	20,486,000	22,469,475
Series 2005-LDP5 Class A4
12/15/44	5.206%	33,845,000	37,919,701
Series 2006-LDP6 Class ASB
04/15/43	5.490%	9,575,407	10,189,325
Series 2007-CB19 Class A4
02/12/49	5.743%	22,050,000	25,021,348
JPMorgan Chase Commercial Mortgage Securities Corp.(h) Series 2003-LN1 Class A1
10/15/37	4.134%	934,564	956,317
Series 2003-ML1A Class A1
03/12/39	3.972%	641,422	643,642
Series 2004-LN2 Class A1
07/15/41	4.475%	2,736,104	2,764,366
Series 2005-LDP2 Class A3
07/15/42	4.697%	3,546,158	3,572,893

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2007-CB20 Class ASB
02/12/51	5.688%	$4,499,995	$4,861,826
LB-UBS Commercial Mortgage Trust(d)(h) Series 2004-C6 Class A6
08/15/29	5.020%	3,500,000	3,763,736
Series 2005-C7 Class A4
11/15/30	5.197%	8,230,000	9,131,062
Series 2007-C7 Class A3
09/15/45	5.866%	12,830,000	14,566,394
LB-UBS Commercial Mortgage Trust(h) Series 2003-C3 ClassA4
05/15/32	4.166%	13,850,000	14,256,317
Series 2004-C2 Class A3
03/15/29	3.973%	1,927,326	1,963,539
Series 2005-C3 Class A5
07/15/30	4.739%	8,935,000	9,722,075
Series 2006-C1 Class A4
02/15/31	5.156%	7,965,000	8,883,922
Morgan Stanley Capital I(c)(h) Series 2007-IQ16 Class A4
12/12/49	5.809%	29,305,500	33,845,274
Morgan Stanley Capital I(h)
Series 2003-IQ6 Class A4
12/15/41	4.970%	5,300,000	5,621,222
Series 2006-IQ12 Class A4
12/15/43	5.332%	9,025,000	10,316,405
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4(h)
09/15/37	5.080%	3,481,572	3,533,799
Morgan Stanley Reremic Trust(b)(c)(d)(h)
Series 2010-GG10 Class A4A
08/15/45	5.788%	22,925,000	26,103,620
Morgan Stanley Reremic Trust(b)(d)(h)
Series 2009-GG10 Class A4A
08/12/45	5.788%	18,860,000	21,474,996
TIAA Seasoned Commercial Mortgage Trust(d)(h)
Series 2007-C4 Class A2
08/15/39	5.426%	1,041,505	1,056,889
TIAA Seasoned Commercial Mortgage Trust(h)
Series 2007-C4 Class A3
08/15/39	5.707%	2,850,000	3,068,379
Wachovia Bank Commercial Mortgage Trust(d)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	4,935,000	5,221,625
Series 2005-C22 Class A4
12/15/44	5.269%	33,076,000	37,104,227
Series 2006-C24 Class A3
03/15/45	5.558%	7,550,000	8,479,896

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust(h)
Series 2002-C2 Class A4
11/15/34	4.980%	$4,075,868	$4,151,740
Series 2003-C3 Class A2
02/15/35	4.867%	18,212,354	18,669,849
Series 2003-C5 Class A2
06/15/35	3.989%	314,722	322,632
Series 2005-C16 Class A2
10/15/41	4.380%	294,705	294,632
Series 2005-C18 Class A4
04/15/42	4.935%	6,600,000	7,232,115
Series 2006-C27 Class APB
07/15/45	5.727%	4,003,786	4,096,704
Series 2006-C29 Class A4
11/15/48	5.308%	3,950,000	4,424,774
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $719,049,902)			$744,106,131

Asset-Backed Securities - Non-Agency 1.4%
Ally Auto Receivables Trust Series 2010-3 Class A3
10/15/14	1.110%	$700,000	$703,486
Series 2011-4 Class A2
03/17/14	0.650%	3,500,000	3,499,686
Series 2012-1 Class A3
02/16/16	0.930%	1,605,000	1,608,209
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	5,107,000	5,122,357
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	4,400,000	4,418,061
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	5,578,000	5,582,492
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(d)
11/25/36	0.294%	908,693	899,261
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	2,323,000	2,323,018
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	9,050,000	9,202,945

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	23

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(d)
06/25/37	6.080%	$6,230,000	$6,232,972
Countrywide Asset-Backed Certificates(d) Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	2,209,134	1,585,272
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,207,521	963,024
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	4,625,000	4,641,571
Ford Credit Auto Lease Trust(b) Series 2010-B Class A3
07/15/13	0.910%	4,435,000	4,439,120
Ford Credit Auto Owner Trust Series 2012-A Class A3
08/15/16	0.840%	1,508,000	1,508,599
GE Equipment Small Ticket LLC Series 2011-1A Class A3(b)
01/21/18	1.450%	7,500,000	7,557,325
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	2,830,000	2,840,695
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(d)
01/25/37	0.314%	2,122,159	2,023,184
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	2,975,000	2,985,013
Westlake Automobile Receivables Trust Series 2010-1A Class A(b)
12/17/12	1.750%	257,807	257,826
Total Asset-Backed Securities - Non-Agency
(Cost: $68,408,574)			$68,394,116

Inflation-Indexed Bonds 0.1%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	$380,407,629	$2,139,303
Total Inflation-Indexed Bonds
(Cost: $1,946,818)			$2,139,303

U.S. Treasury Obligations 8.2%
U.S. Treasury
10/15/14	0.500%	$515,000	$516,448
12/31/16	0.875%	287,000	287,471

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/28/17	0.875%	$30,195,000	$30,195,000
11/15/21	2.000%	6,130,000	6,160,650
08/15/41	3.750%	1,410,000	1,599,910
U.S. Treasury(c)
06/30/12	0.625%	48,505,000	48,584,597
01/31/14	0.250%	46,195,000	46,153,517
02/15/22	2.000%	13,680,000	13,707,784
11/15/41	3.125%	41,060,000	41,400,018
STRIPS(j)
11/15/18	0.000%	107,085,000	97,511,708
11/15/21	0.000%	84,930,000	69,811,441
11/15/21	0.000%	38,715,000	31,644,905
02/15/40	0.000%	27,798,000	11,230,392
Total U.S. Treasury Obligations
(Cost: $392,271,251)			$398,803,841

Foreign Government Obligations(a) 0.9%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured(c)
10/03/15	7.000%	$590,000	$572,300
Argentina Bonar Bonds Senior Unsecured(c)
04/17/17	7.000%	1,200,000	1,065,000

Argentina Republic Government International Bond Senior Unsecured(d)
12/15/35	4.383%	$1,800,000	$244,800

Total			1,882,100
BRAZIL 0.1%
Brazilian Government International Bond Senior Unsecured
01/22/21	4.875%	450,000	507,977
01/07/41	5.625%	380,000	445,550
Petrobras International Finance Co.
03/15/19	7.875%	420,000	516,600
01/20/20	5.750%	800,000	880,000

Total			2,350,127
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured(b)
12/06/21	4.750%	590,000	609,648

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
COLOMBIA 0.1%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%		$390,000	$422,175
01/18/41	6.125%		680,000	829,039
Corp. Andina de Fomento Senior Unsecured(c)
06/04/19	8.125%		420,000	520,045
Empresa de Energia de Bogota SA Senior Unsecured(b)
11/10/21	6.125%		625,000	655,250
Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375	% COP	960,000,000	569,825

Total				2,996,334
DOMINICAN REPUBLIC —%
Dominican Republic International Bond(b) Senior Unsecured
05/06/21	7.500%		830,000	838,024
04/20/27	8.625%		420,000	437,850

Total				1,275,874
HUNGARY —%
Hungary Government International Bond Senior Unsecured(c)
03/29/21	6.375%		420,000	396,045
INDONESIA 0.1%
Indonesia Government International Bond(b)(c) Senior Unsecured
05/05/21	4.875%		830,000	906,369
01/17/38	7.750%		820,000	1,156,200
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000	% IDR	10,300,000,000	1,266,211
Majapahit Holding BV(b)
06/28/17	7.250%		380,000	438,410
08/07/19	8.000%		420,000	514,500
PT Perusahaan Listrik Negara Senior Unsecured(b)(c)
11/22/21	5.500%		1,220,000	1,310,607

Total				5,592,297
KAZAKHSTAN —%
KazMunayGas National Co.(b) Senior Unsecured
01/23/15	11.750%		420,000	509,250
07/02/18	9.125%		400,000	494,500

Total				1,003,750

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) (continued)
LITHUANIA —%
Lithuania Government International Bond Senior Unsecured(b)(c)
03/09/21	6.125%		$810,000	$848,979
MEXICO 0.1%
Mexican Bonos
06/10/21	6.500	% MXN	8,000,000	635,064
06/03/27	7.500	% MXN	15,700,000	1,285,045
Mexico Government International Bond Senior Unsecured(c)
03/15/22	3.625%		250,000	255,000
Pemex Project Funding Master Trust
01/21/21	5.500%		1,440,000	1,579,392
Petroleos Mexicanos
06/02/41	6.500%		420,000	474,768
Petroleos Mexicanos(b)
06/02/41	6.500%		380,000	429,552

Total				4,658,821
PERU 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(b)(j)
05/31/18	0.000%		580,420	493,356
Peruvian Government International Bond Senior Unsecured
11/18/50	5.625%		210,000	231,000

Peruvian Government International Bond(b) Senior Unsecured
08/12/31	6.950	% PEN	852,000	$344,114
Peruvian Government International Bond(c) Senior Unsecured
07/21/25	7.350%		200,000	269,800

Total				1,338,270
PHILIPPINES —%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%		420,000	482,475
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%		420,000	538,037

Total				1,020,512
POLAND —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%		1,000,000	1,061,300

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	25

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)
QATAR —%
Qatar Government International Bond(b) Senior Unsecured
01/20/22	4.500%	$420,000	$436,800
01/20/42	5.750%	420,000	455,175

Total			891,975
REPUBLIC OF NAMIBIA —%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%	690,000	712,425
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured(d)
06/30/29	3.000%	256,500	185,321
ROMANIA —%
Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%	400,000	411,315
RUSSIAN FEDERATION 0.1%
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%	420,000	458,850
08/16/37	7.288%	400,000	445,500
Gazprom OAO Via Gaz Capital SA(b)(c) Senior Unsecured
01/23/21	5.999%	1,630,000	1,717,612

Russian Foreign Bond—Eurobond Senior Unsecured(b)(d)
03/31/30	7.500%	1,361,050	1,623,052
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%	625,000	635,938

Total			4,880,952
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	350,000	364,875
03/08/41	6.250%	200,000	234,750

Total			599,625
SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%	420,000	424,829
04/11/22	5.000%	400,000	420,172

Total			845,001

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(a) (continued)
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%	$820,000	$993,914
TURKEY 0.1%
Turkey Government International Bond
03/25/22	5.125%	390,000	386,587
Senior Unsecured
03/30/21	5.625%	800,000	832,000
09/26/22	6.250%	400,000	429,000
03/17/36	6.875%	600,000	655,500

Total			2,303,087
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured(b)
12/13/21	5.875%	630,000	660,679
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	380,000	524,780
VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	1,200,000	1,098,000
02/17/22	12.750%	440,000	452,100
Senior Unsecured
10/28/15	5.000%	400,000	339,000
10/28/16	5.125%	1,190,000	960,925
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	2,040,000	1,757,460

Total			4,607,485
Total Foreign Government Obligations
(Cost: $40,453,554)			$42,650,616

Municipal Bonds 0.4%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	$885,000	$1,078,452
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	14,740,000	15,178,662

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Borrower	Weighted Average Coupon	Principal Amount	Value

Municipal Bonds 0.4%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	$2,175,000	$2,588,533
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	1,845,000	1,958,929
Total Municipal Bonds
(Cost: $19,596,685)			$20,804,576

Senior Loans 0.1%
Automotive —%
Schaeffler AG Tranche C2 Term Loan(d)(m)(n)
01/27/17	6.000%	$318,000	$318,929
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan(d)(m)(n)
03/01/19	8.250%	813,000	820,114
Gaming —%
Caesars Octavius LLC Tranche B Term Loan(d)(n)
04/25/17	9.250%	507,000	499,395
ROC Finance LLC Tranche B Term Loan(d)(n)
08/19/17	8.500%	245,000	246,837

Total			746,232
Media Non-Cable 0.1%
Clear Channel Communications, Inc. Tranche B Term Loan(d)(m)(n)
01/29/16	3.894%	496,000	407,117
Cumulus Media Holdings, Inc.(d)(m)(n)
2nd Lien Term Loan
03/18/19	7.500%	900,000	902,997
Cumulus Media Holdings, Inc.(d)(n)
2nd Lien Term Loan
03/18/19	7.500%	1,008,000	1,011,356

Total			2,321,470

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty —%
Lonestar Intermediate Super Holdings LLC Term Loan(d)(m)(n)
08/07/19	11.000%	$1,038,000	$1,052,013
Total Senior Loans
(Cost: $5,114,631)			$5,258,758

Issuer		Shares	Value
Preferred Stocks 1.4%
FINANCIALS 1.4%
Commercial Banks 1.4%
Citigroup Capital XIII, 7.875%		1,244,745	$33,670,352
Lloyds Banking Group PLC, 6.657%(b)(c)		3,256,000	2,246,640
FINANCIALS (cont.)
Commercial Banks (cont.)
U.S. Bancorp, 6.500%(c)		1,109,400	$30,330,996

Total			66,247,988
TOTAL FINANCIALS			66,247,988
Total Preferred Stocks
(Cost: $65,236,189)			$66,247,988

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(o)		969	$63,954

TOTAL ENERGY			63,954
Total Warrants
(Cost: $39,035)			$63,954

Issuer	Coupon Rate	Principal Amount	Value
Treasury Note Short-Term 0.9%
U.S. Treasury Bills(c)
05/10/12	0.000%	$42,500,000	$42,493,795
Total Treasury Note Short-Term
(Cost: $42,490,910)			$42,493,795

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	27

Portfolio of Investments (continued)

	Shares	Value
Money Market Funds 1.6%
Columbia Short-Term Cash Fund,
0.166%(p)(q)	77,573,532	$77,573,532
Total Money Market Funds
(Cost: $77,573,532)		$77,573,532

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 12.7%
Asset-Backed Commercial Paper 1.4%
Atlantis One
04/11/12	0.511%	$4,993,554	$4,993,554
04/17/12	0.471%	14,982,179	14,982,179
08/01/12	0.662%	9,966,633	9,966,633
KELLS FUNDING, LLC
03/22/12	0.480%	19,981,067	19,981,067
Regency Markets No. 1 LLC
03/19/12	0.200%	9,998,278	9,998,278
Royal Park Investments Funding Corp.
03/12/12	1.051%	4,995,188	4,995,188

Total			64,916,899
Certificates of Deposit 5.6%
ABM AMRO Bank N.V.
03/21/12	0.310%	9,997,503	9,997,503
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	15,000,000	15,000,000
Bank of Nova Scotia
05/03/12	0.394%	12,000,000	12,000,000
07/26/12	0.324%	12,000,000	12,000,000
Barclays Bank PLC
04/18/12	0.600%	15,000,000	15,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	20,000,000	20,000,000
Credit Suisse
03/08/12	0.540%	15,000,000	15,000,000
DZ Bank AG
03/12/12	0.250%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	15,000,000	15,000,000
03/15/12	0.520%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
03/12/12	0.250%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.394%	15,000,000	15,000,000
08/16/12	0.344%	12,000,000	12,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
National Bank of Canada
05/08/12	0.410%	$14,000,000	$14,000,000
Norinchukin Bank
05/21/12	0.470%	15,000,000	15,000,000
Rabobank
03/16/12	0.530%	14,979,931	14,979,931
Skandinaviska Enskilda Banken
04/16/12	0.360%	5,000,000	5,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	14,976,340	14,976,340
Svenska Handelsbanken
03/01/12	0.460%	10,000,000	10,000,000
07/26/12	0.590%	5,000,252	5,000,252
Union Bank of Switzerland
03/02/12	0.530%	3,000,000	3,000,000
04/17/12	0.580%	15,000,000	15,000,000
United Overseas Bank Ltd.
03/16/12	0.250%	10,000,000	10,000,000

Total			272,954,026
Commercial Paper 4.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
Development Bank of Singapore Ltd.
07/27/12	0.561%	14,960,800	14,960,800
DnB NOR
07/25/12	0.602%	4,984,833	4,984,833
ERSTE ABWICKLUNGSANSTALT
03/06/12	0.550%	9,991,750	9,991,750
04/23/12	0.701%	9,982,306	9,982,306
Foreningsparbanken (Swedbank)
03/19/12	0.440%	9,992,789	9,992,789
04/02/12	0.400%	9,993,222	9,993,222
04/03/12	0.400%	9,993,111	9,993,111
HSBC Bank PLC
04/13/12	0.481%	14,963,400	14,963,400
Macquarie Bank Ltd.
04/20/12	0.803%	9,959,556	9,959,556
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	9,991,519	9,991,519
Nordea Bank AB
07/24/12	0.627%	14,952,604	14,952,604
08/14/12	0.592%	7,976,269	7,976,269
Skandinaviska Enskilda Banken AB
05/03/12	0.350%	9,993,680	9,993,680

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
Societe Generale
03/06/12	0.320%	$9,999,378	$9,999,378
State Development Bank of NorthRhine- Westphalia
03/13/12	0.240%	9,998,067	9,998,067
Suncorp Metway Ltd.
03/19/12	0.480%	9,991,867	9,991,867
04/05/12	0.500%	9,991,111	9,991,111
04/11/12	0.480%	9,991,600	9,991,600
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458
The Commonwealth Bank of Australia
08/16/12	0.307%	5,000,000	5,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
04/20/12	0.531%	9,973,058	9,973,058

Total			234,611,715

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.6%
Natixis Financial Products LLC
03/01/12	0.470%	$27,500,000	$27,500,000
Repurchase Agreements 0.3%
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $10,944,137,(r)
	0.160%	10,944,088	10,944,088
Royal Bank of Canada dated 02/29/12, matures 03/01/12, repurchase price $5,000,026,(r)
	0.190%	5,000,000	5,000,000

Total			15,944,088
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $615,926,728)			$615,926,728
Total Investments
(Cost: $5,283,039,328)			$5,469,777,451
Other Assets & Liabilities, Net			(613,426,330)
Net Assets			$4,857,111,175

Investments in Derivatives

Futures Contracts Outstanding at February 29, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Long Bond, 20-year	(91)	$(12,890,719)	June 2012	$—	$(116,074)
U.S. Treasury Note, 2-year	1,705	375,499,618	July 2012	—	(3,581)
U.S. Treasury Note, 5-year	(5,126)	(631,379,057)	July 2012	—	(809,908)
U.S. Treasury Note, 10-year	(3,174)	(415,645,234)	June 2012	—	(751,571)
U.S. Treasury Ultra Bond, 30-year	(357)	(56,138,250)	June 2012	—	(704,561)
Total				$—	$(2,385,695)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	29

Portfolio of Investments (continued)

Credit Default Swap Contracts Outstanding at February 29, 2012
Buy Protection
Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Toll Brothers, Inc.	Dec. 20, 2016	1.00%	$17,520,000	$339,800	$(1,015,796)	$(35,040)	$—	$(711,036)
JPMorgan	D.R. Horton, Inc.	Dec. 20, 2016	1.00	$14,595,000	453,126	$(1,496,895)	(29,190)	—	(1,072,959)
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.00	$11,720,000	227,309	$(680,557)	(23,440)	—	(476,687)
JPMorgan	Limited Brands, Inc.	Dec. 20, 2016	1.00	$3,680,000	118,138	$(243,471)	(7,360)	—	(132,693)
Barclays	D.R. Horton, Inc.	Dec. 20, 2016	1.00	$6,120,000	190,005	$(747,446)	(12,240)	—	(569,681)
JPMorgan	Home Depot, Inc.	Dec. 20, 2016	1.00	$15,935,000	(449,971)	$272,470	(31,870)	—	(209,371)
Barclays	Morgan Stanley	March 20, 2017	1.00	$9,645,000	614,122	$(834,502)	(19,290)	—	(239,670)
Morgan Stanley	Limited Brands, Inc.	March 20, 2017	1.00	$12,915,000	476,582	$(527,042)	(25,830)	—	(76,290)
Morgan Stanley	Home Depot, Inc.	March 20, 2017	1.00	$16,150,000	(463,933)	$388,483	(32,300)	—	(107,750)
Citibank	Goldman Sachs Group, Inc.	March 20, 2017	1.00	$14,300,000	910,518	$(968,605)	(28,600)	—	(86,687)
Citibank	Marriott International, Inc.	March 20, 2017	1.00	$6,545,000	(43,172)	$22,106	(13,090)	—	(34,156)
Barclays	Marriott International, Inc.	March 20, 2017	1.00	$10,095,000	(66,588)	$34,097	(20,190)	—	(52,681)
Barclays	D.R. Horton, Inc.	March 20, 2017	1.00	$7,130,000	249,774	$(258,645)	(14,260)	—	(23,131)
Goldman Sachs International	Toll Brothers, Inc.	March 20, 2017	1.00	$7,490,000	170,505	$(158,966)	(14,980)	—	(3,441)
Morgan Stanley	Barclays Bank, PLC	March 20, 2017	1.00	$20,940,000	654,524	$(946,735)	(41,880)	—	(334,091)
JPMorgan	Barclays Bank, PLC	March 20, 2017	1.00	$8,980,000	280,689	$(386,278)	(17,960)	—	(123,549)
Goldman Sachs International	Textron, Inc.	March 20, 2017	1.00	$18,175,000	351,502	$(259,022)	(36,350)	56,130	—
Total								$56,130	$(4,253,873)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $484,516,011 or 9.98% of net assets.

(c)	At February 29, 2012, security was partially or fully on loan.

(d)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $2,888,854, representing 0.06% of net assets. Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	08-12-96	$2,853,799.22

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $2,888,854, which represents 0.06% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(j)	Zero coupon bond.

(k)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(l)

At February 29, 2012, investments in securities included securities valued at $14,465,439 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of February 29, 2012. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	Non-income producing.

(p)	The rate shown is the seven-day current annualized yield at February 29, 2012.

(q)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$32,910,267	$731,669,055	$(687,005,790)	$—	$77,573,532	$32,402	$77,573,532

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	31

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)
(r)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$7,834,903
Ginnie Mae II Pool	3,328,092
Total Market Value of Collateral Securities	$11,162,995

Royal Bank of Canada (0.190%)

Security Description	Value
Fannie Mae Pool	$3,687,800
Freddie Mac Gold Pool	909,770
Freddie Mac Non Gold Pool	502,430
Total Market Value of Collateral Securities	$5,100,000

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	33

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair Value at February 29, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Bonds
Corporate Bonds & Notes	$—	$2,470,805,578	$3,384,721	$2,474,190,299
Residential Mortgage-Backed Securities — Agency	—	856,351,331	—	856,351,331
Residential Mortgage-Backed Securities — Non-Agency	—	45,130,346	9,642,137	54,772,483
Commercial Mortgage-Backed Securities — Non-Agency	—	744,106,131	—	744,106,131
Asset-Backed Securities — Non-Agency	—	68,394,116	—	68,394,116
Inflation-Indexed Bonds	—	2,139,303	—	2,139,303
U.S. Treasury Obligations	188,605,395	210,198,446	—	398,803,841
Foreign Government Obligations	—	42,157,259	493,357	42,650,616
Municipal Bonds	—	20,804,576	—	20,804,576
Total Bonds	188,605,395	4,460,087,086	13,520,215	4,662,212,696
Equity Securities
Preferred Stocks
Financials	64,001,348	2,246,640	—	66,247,988
Warrants
Energy	—	63,954	—	63,954
Total Equity Securities	64,001,348	2,310,594	—	66,311,942
Short-Term Securities
Treasury Note Short-Term	42,493,795	—	—	42,493,795
Total Short-Term Securities	42,493,795	—	—	42,493,795
Other
Senior Loans	—	5,258,758	—	5,258,758
Money Market Funds	77,573,532	—	—	77,573,532
Investments of Cash Collateral Received for Securities on Loan	—	615,926,728	—	615,926,728
Total Other	77,573,532	621,185,486	—	698,759,018

The accompanying Notes to Financial Statements are an integral part of this statement.

34	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

	Fair Value at February 29, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Investments in Securities	$372,674,070	$5,083,583,166	$13,520,215	$5,469,777,451
Derivatives(c)
Assets
Swap Contracts	—	56,130	—	56,130
Liabilities
Futures Contracts	(2,385,695)	—	—	(2,385,695)
Swap Contracts	—	(4,253,873)	—	(4,253,873)
Total	$370,288,375	$5,079,385,423	$13,520,215	$5,463,194,013

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)

Financial assets were transferred from Level 2 to Level 1 due to (provided by the Valuation Analytics team). Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period. The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$134,221,471	$—	$—	$134,221,471

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	35

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage- Backed Securities - Non-Agency	Other Financial Instruments	Total
Balance as of August 31, 2011	$3,829,262	$1,327,618	$ —	$5,156,880
Accrued discounts/premiums	21,932	—	2,588	24,520
Realized gain (loss)	—	42,651	—	42,651
Change in unrealized appreciation (depreciation)**	(63,377)	99,707	(4,039)	32,291
Sales	(519,360)	(2,108,192)	—	(2,627,552)
Purchases	116,264	10,280,353	494,808	10,891,425
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of February 29, 2012	$3,384,721	$9,642,137	$493,357	$13,520,215

*	Change in unrealized appreciation relating to securities held at February 29, 2012 was $68,482, which was comprised of Residential Mortgage-Backed Securities – Non-Agency.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate, Mortgage Backed Securities and Foreign Obligations classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the utilization of single market quotations from broker dealers, estimated cash flows of the security and observed yields on securities management deemed comparable.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Statement of Assets and Liabilities

February 29, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $4,589,539,068)	$4,777,277,191
Affiliated issuers (identified cost $77,573,532)	77,573,532
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $599,982,640)	599,982,640
Repurchase agreements (identified cost $15,944,088)	15,944,088
Total investments (identified cost $5,283,039,328)	5,469,777,451
Cash	290,253
Foreign currency (identified cost $65,104)	70,360
Unrealized appreciation on swap contracts	56,130
Premiums paid on outstanding credit default swap contracts	8,523,960
Receivable for:
Investments sold	49,264,993
Capital shares sold	25,462,806
Dividends	5,755
Interest	42,297,412
Reclaims	24,669
Variation margin on futures contracts	2,725,375
Total assets	5,598,499,164
Liabilities
Due upon return of securities on loan	615,926,728
Unrealized depreciation on swap contracts	4,253,873
Premiums received on outstanding swap contracts	717,157
Payable for:
Investments purchased	16,703,008
Investments purchased on a delayed delivery basis	81,908,399
Capital shares purchased	6,839,087
Dividend distributions to shareholders	14,167,047
Foreign capital gains taxes deferred	17,081
Investment management fees	54,271
Distribution fees	32,945
Transfer agent fees	168,605
Administration fees	7,638
Plan administration fees	14,836
Expense reimbursement due to Investment Manager	117,441
Other expenses	459,873
Total liabilities	741,387,989
Net assets applicable to outstanding capital stock	$4,857,111,175

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	37

Statement of Assets and Liabilities (continued)

February 29, 2012 (Unaudited)

Represented by
Paid-in capital	$4,643,497,063
Undistributed net investment income	11,599,401
Accumulated net realized gain	21,868,299
Unrealized appreciation (depreciation) on:
Investments	186,738,123
Foreign currency translations	8,808
Futures contracts	(2,385,695)
Swap contracts	(4,197,743)
Foreign capital gains tax	(17,081)
Total — representing net assets applicable to outstanding capital stock	$4,857,111,175
*Value of securities on loan	$602,411,807
Net assets applicable to outstanding shares
Class A	$3,831,688,136
Class B	$58,303,771
Class C	$59,383,163
Class I	$295,132,119
Class R	$755,003
Class R3	$12,479
Class R4	$74,452,292
Class R5	$250,045
Class W	$534,514,416
Class Z	$2,619,751
Shares outstanding
Class A	747,642,939
Class B	11,379,112
Class C	11,583,921
Class I	57,495,521
Class R	147,034
Class R3	2,432
Class R4	14,539,875
Class R5	48,856
Class W	104,259,148
Class Z	510,386
Net asset value per share
Class A(a)	$5.13
Class B	$5.12
Class C	$5.13
Class I	$5.13
Class R	$5.13
Class R3	$5.13
Class R4	$5.12
Class R5	$5.12
Class W	$5.13
Class Z	$5.13

(a)	The maximum offering price per share for Class A is $5.39. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

38	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Statement of Operations

Six months ended February 29, 2012 (Unaudited)

Net investment income
Income:
Dividends	$1,225,297
Interest	101,308,958
Dividends from affiliates	32,402
Income from securities lending — net	1,140,566
Foreign taxes withheld	(50,593)
Total income	103,656,630
Expenses:
Investment management fees	9,852,069
Distribution fees
Class A	4,510,439
Class B	294,615
Class C	280,325
Class R	2,224
Class R3	15
Class W	630,709
Transfer agent fees
Class A	2,830,737
Class B	46,628
Class C	44,104
Class R	724
Class R3	3
Class R4	18,453
Class R5	65
Class W	392,081
Class Z	1,742
Administration fees	1,387,188
Plan administration fees
Class R3	15
Class R4	86,513
Compensation of board members	20,447
Custodian fees	51,000
Printing and postage fees	178,883
Registration fees	113,562
Professional fees	66,027
Other	80,528
Total expenses	20,889,096
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,099,768)
Expense reductions	(499)
Total net expenses	19,788,829
Net investment income	83,867,801

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	39

Statement of Operations (continued)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$83,351,523
Foreign currency translations	24,627
Forward foreign currency exchange contracts	(6,583)
Futures contracts	(20,407,012)
Swap contracts	(6,374,291)
Net realized gain	56,588,264
Net change in unrealized appreciation (depreciation) on:
Investments	61,283,884
Foreign currency translations	7,515
Futures contracts	(3,050,563)
Swap contracts	(6,938,400)
Foreign capital gains tax	(17,081)
Net change in unrealized appreciation	51,285,355
Net realized and unrealized gain	107,873,619
Net increase in net assets resulting from operations	$191,741,420

The accompanying Notes to Financial Statements are an integral part of this statement.

40	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended February 29, 2012	Year ended August 31, 2011(a)
	(Unaudited)
Operations
Net investment income	$83,867,801	$166,946,343
Net realized gain	56,588,264	123,054,125
Net change in unrealized appreciation (depreciation)	51,285,355	(65,513,904)
Net increase in net assets resulting from operations	191,741,420	224,486,564
Distributions to shareholders from:
Net investment income
Class A	(63,646,019)	(113,654,845)
Class B	(820,977)	(2,562,853)
Class C	(780,235)	(1,524,639)
Class I	(9,570,027)	(37,209,083)
Class R	(14,505)	(28,688)
Class R3	(201)	(362)
Class R4	(1,239,782)	(2,501,671)
Class R5	(4,671)	(8,746)
Class W	(8,905,255)	(16,927,751)
Class Z	(42,544)	(20,970)
Net realized gains
Class A	(76,071,097)	—
Class B	(1,230,128)	—
Class C	(1,168,080)	—
Class I	(8,983,634)	—
Class R	(19,224)	—
Class R3	(252)	—
Class R4	(1,425,592)	—
Class R5	(5,093)	—
Class W	(10,841,693)	—
Class Z	(44,838)	—
Total distributions to shareholders	(184,813,847)	(174,439,608)
Increase (decrease) in net assets from share transactions	(121,751,946)	(136,745,488)
Total decrease in net assets	(114,824,373)	(86,698,532)
Net assets at beginning of period	4,971,935,548	5,058,634,080
Net assets at end of period	$4,857,111,175	$4,971,935,548
Undistributed net investment income	$11,599,401	$12,755,816

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	41

Statement of Changes in Net Assets (continued)

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	109,197,039	557,111,134	204,655,851	1,035,770,979
Distributions reinvested	25,832,436	130,047,419	20,506,801	103,633,062
Redemptions	(61,477,151)	(312,944,240)	(193,750,486)	(980,309,091)
Net increase	73,552,324	374,214,313	31,412,166	159,094,950
Class B shares
Subscriptions	639,019	3,254,240	1,338,793	6,792,530
Distributions reinvested	373,445	1,877,645	466,809	2,354,896
Redemptions(b)	(1,463,441)	(7,453,949)	(12,939,348)	(65,467,604)
Net decrease	(450,977)	(2,322,064)	(11,133,746)	(56,320,178)
Class C shares
Subscriptions	1,539,665	7,841,168	1,707,903	8,659,662
Distributions reinvested	331,008	1,664,678	254,276	1,284,701
Redemptions	(935,130)	(4,765,715)	(3,482,144)	(17,571,309)
Net increase (decrease)	935,543	4,740,131	(1,519,965)	(7,626,946)
Class I shares
Subscriptions	1,356,275	6,922,116	18,987,460	95,560,203
Distributions reinvested	3,599,265	18,183,324	7,496,533	37,927,213
Redemptions	(118,920,127)	(608,138,425)	(56,161,538)	(286,133,402)
Net decrease	(113,964,587)	(583,032,985)	(29,677,545)	(152,645,986)
Class R shares
Subscriptions	10,941	55,514	75,740	384,883
Distributions reinvested	4,037	20,349	3,370	17,054
Redemptions	(45,845)	(233,006)	(106,044)	(536,285)
Net decrease	(30,867)	(157,143)	(26,934)	(134,348)
Class R3 shares
Subscriptions	99	506	149	751
Distributions reinvested	11	57	6	29
Redemptions	—	—	(40)	(198)
Net increase	110	563	115	582
Class R4 shares
Subscriptions	2,703,914	13,763,258	5,516,524	27,898,366
Distributions reinvested	530,008	2,664,976	506,934	2,558,982
Redemptions	(2,250,069)	(11,455,686)	(7,274,778)	(36,709,919)
Net increase (decrease)	983,853	4,972,548	(1,251,320)	(6,252,571)

The accompanying Notes to Financial Statements are an integral part of this statement.

42	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class R5 shares
Distributions reinvested	1,354	6,782	681	3,439
Net increase	1,354	6,782	681	3,439
Class W shares
Subscriptions	23,803,323	121,629,365	31,626,822	160,083,629
Distributions reinvested	3,921,733	19,746,544	3,425,485	17,316,324
Redemptions	(12,202,886)	(62,176,178)	(49,862,801)	(252,234,889)
Net increase (decrease)	15,522,170	79,199,731	(14,810,494)	(74,834,936)
Class Z shares
Subscriptions	225,529	1,147,243	423,967	2,157,450
Distributions reinvested	11,587	58,491	2,165	11,039
Redemptions	(114,113)	(579,556)	(38,749)	(197,983)
Net increase	123,003	626,178	387,383	1,970,506
Total net decrease	(23,328,074)	(121,751,946)	(26,619,659)	(136,745,488)

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	Includes conversion of Class B shares to Class A shares, if any. The line items from prior years have combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	43

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$5.12		$5.07	$4.75	$4.65	$4.81	$4.77
Income from investment operations:
Net investment income	0.09		0.16	0.17	0.20	0.22	0.21
Net realized and unrealized gain (loss)	0.12		0.06	0.31	0.11	(0.17)	0.05
Total from investment operations	0.21		0.22	0.48	0.31	0.05	0.26
Less distributions to shareholders from:
Net investment income	(0.09)		(0.17)	(0.16)	(0.21)	(0.21)	(0.21)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.20)		(0.17)	(0.16)	(0.21)	(0.21)	(0.22)
Net asset value, end of period	$5.13		$5.12	$5.07	$4.75	$4.65	$4.81
Total return	4.15%		4.46%	10.40%	7.05%	0.93%	5.54%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.90%	(b)	0.90%	0.92%	0.94%	0.95%	0.97%
Net expenses after fees waived or expenses reimbursed(c)	0.85%	(b)	0.84%	0.85%	0.83%	0.89%	0.89%
Net investment income	3.50%	(b)	3.23%	3.49%	4.44%	4.68%	4.43%
Supplemental data
Net assets, end of period (in thousands)	$3,831,688		$3,450,987	$3,258,076	$2,402,835	$1,920,028	$1,936,988
Portfolio turnover(d)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$5.12		$5.07	$4.75	$4.65	$4.81	$4.77
Income from investment operations:
Net investment income	0.07		0.13	0.13	0.17	0.19	0.18
Net realized and unrealized gain (loss)	0.11		0.06	0.32	0.10	(0.18)	0.04
Total from investment operations	0.18		0.19	0.45	0.27	0.01	0.22
Less distributions to shareholders from:
Net investment income	(0.07)		(0.14)	(0.13)	(0.17)	(0.17)	(0.18)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.00	)(a)
Total distributions to shareholders	(0.18)		(0.14)	(0.13)	(0.17)	(0.17)	(0.18)
Net asset value, end of period	$5.12		$5.12	$5.07	$4.75	$4.65	$4.81
Total return	3.57%		3.67%	9.56%	6.24%	0.16%	4.74%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.65%	(c)	1.66%	1.68%	1.70%	1.71%	1.73%
Net expenses after fees waived or expenses reimbursed(d)	1.60%	(c)	1.59%	1.61%	1.59%	1.65%	1.65%
Net investment income	2.74%	(c)	2.49%	2.72%	3.71%	3.91%	3.66%
Supplemental data
Net assets, end of period (in thousands)	$58,304		$60,550	$116,364	$191,469	$254,464	$303,507
Portfolio turnover(e)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	45

Financial Highlights (continued)

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$5.12		$5.07	$4.75	$4.65	$4.81	$4.77
Income from investment operations:
Net investment income	0.07		0.13	0.13	0.17	0.19	0.18
Net realized and unrealized gain (loss)	0.12		0.06	0.32	0.10	(0.18)	0.04
Total from investment operations	0.19		0.19	0.45	0.27	0.01	0.22
Less distributions to shareholders from:
Net investment income	(0.07)		(0.14)	(0.13)	(0.17)	(0.17)	(0.18)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.00	)(a)
Total distributions to shareholders	(0.18)		(0.14)	(0.13)	(0.17)	(0.17)	(0.18)
Net asset value, end of period	$5.13		$5.12	$5.07	$4.75	$4.65	$4.81
Total return	3.76%		3.68%	9.58%	6.25%	0.16%	4.73%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.65%	(c)	1.65%	1.68%	1.69%	1.70%	1.73%
Net expenses after fees waived or expenses reimbursed(d)	1.60%	(c)	1.59%	1.60%	1.58%	1.65%	1.65%
Net investment income	2.74%	(c)	2.49%	2.74%	3.68%	3.93%	3.67%
Supplemental data
Net assets, end of period (in thousands)	$59,383		$54,527	$61,701	$52,650	$31,689	$16,840
Portfolio turnover(e)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$5.13		$5.08	$4.76	$4.65	$4.82	$4.78
Income from investment operations:
Net investment income	0.10		0.18	0.19	0.22	0.24	0.23
Net realized and unrealized gain (loss)	0.11		0.06	0.31	0.11	(0.18)	0.04
Total from investment operations	0.21		0.24	0.50	0.33	0.06	0.27
Less distributions to shareholders from:
Net investment income	(0.10)		(0.19)	(0.18)	(0.22)	(0.23)	(0.22)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.21)		(0.19)	(0.18)	(0.22)	(0.23)	(0.23)
Net asset value, end of period	$5.13		$5.13	$5.08	$4.76	$4.65	$4.82
Total return	4.12%		4.82%	10.78%	7.67%	1.07%	5.90%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.49%	(b)	0.51%	0.53%	0.54%	0.55%	0.56%
Net expenses after fees waived or expenses reimbursed(c)	0.49%	(b)	0.49%	0.49%	0.47%	0.53%	0.54%
Net investment income	3.73%	(b)	3.59%	3.86%	4.80%	5.09%	4.80%
Supplemental data
Net assets, end of period (in thousands)	$295,132		$878,903	$1,021,032	$787,166	$693,189	$386,010
Portfolio turnover(d)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	47

Financial Highlights (continued)

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$5.13		$5.08	$4.76	$4.65	$4.80	$4.81
Income from investment operations:
Net investment income	0.08		0.15	0.15	0.17	0.21	0.14
Net realized and unrealized gain (loss)	0.11		0.06	0.31	0.13	(0.16)	(0.02)
Total from investment operations	0.19		0.21	0.46	0.30	0.05	0.12
Less distributions to shareholders from:
Net investment income	(0.08)		(0.16)	(0.14)	(0.19)	(0.20)	(0.13)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions to shareholders	(0.19)		(0.16)	(0.14)	(0.19)	(0.20)	(0.13)
Net asset value, end of period	$5.13		$5.13	$5.08	$4.76	$4.65	$4.80
Total return	3.81%		4.19%	9.90%	6.92%	0.84%	2.70%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.15%	(d)	1.15%	1.33%	1.35%	1.34%	1.32%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.10%	(d)	1.09%	1.29%	1.21%	1.08%	1.32%	(d)
Net investment income	3.23%	(d)	2.98%	3.09%	3.67%	4.53%	4.06%	(d)
Supplemental data
Net assets, end of period (in thousands)	$755		$912	$1,040	$288	$10	$5
Portfolio turnover(f)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to August 31, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R3
Per share data
Net asset value, beginning of period	$5.13		$5.07	$4.76	$4.65	$4.80	$4.81
Income from investment operations:
Net investment income	0.08		0.15	0.16	0.20	0.23	0.15
Net realized and unrealized gain (loss)	0.11		0.07	0.31	0.11	(0.17)	(0.02)
Total from investment operations	0.19		0.22	0.47	0.31	0.06	0.13
Less distributions to shareholders from:
Net investment income	(0.08)		(0.16)	(0.16)	(0.20)	(0.21)	(0.14)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions to shareholders	(0.19)		(0.16)	(0.16)	(0.20)	(0.21)	(0.14)
Net asset value, end of period	$5.13		$5.13	$5.07	$4.76	$4.65	$4.80
Total return	3.85%		4.44%	9.96%	7.19%	1.11%	2.90%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.04%	(d)	1.08%	1.09%	1.08%	1.08%	1.06%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.04%	(d)	1.04%	1.04%	0.91%	0.83%	1.06%	(d)
Net investment income	3.30%	(d)	3.06%	3.31%	4.40%	4.79%	4.33%	(d)
Supplemental data
Net assets, end of period (in thousands)	$12		$12	$11	$10	$10	$5
Portfolio turnover(f)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to August 31, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	49

Financial Highlights (continued)

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$5.12		$5.06	$4.75	$4.64	$4.80	$4.77
Income from investment operations:
Net investment income	0.09		0.17	0.17	0.20	0.23	0.22
Net realized and unrealized gain (loss)	0.11		0.07	0.31	0.12	(0.17)	0.04
Total from investment operations	0.20		0.24	0.48	0.32	0.06	0.26
Less distributions to shareholders from:
Net investment income	(0.09)		(0.18)	(0.17)	(0.21)	(0.22)	(0.22)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.20)		(0.18)	(0.17)	(0.21)	(0.22)	(0.23)
Net asset value, end of period	$5.12		$5.12	$5.06	$4.75	$4.64	$4.80
Total return	3.98%		4.71%	10.24%	7.35%	1.03%	5.49%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.80%	(b)	0.81%	0.83%	0.84%	0.85%	0.83%
Net expenses after fees waived or expenses reimbursed(c)	0.79%	(b)	0.78%	0.79%	0.77%	0.76%	0.73%
Net investment income	3.54%	(b)	3.30%	3.55%	4.53%	4.81%	4.53%
Supplemental data
Net assets, end of period (in thousands)	$74,452		$69,342	$74,984	$72,570	$75,479	$77,836
Portfolio turnover(d)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$5.11		$5.06	$4.75	$4.64	$4.80	$4.81
Income from investment operations:
Net investment income	0.10		0.18	0.19	0.23	0.24	0.17
Net realized and unrealized gain (loss)	0.11		0.06	0.30	0.10	(0.18)	(0.02)
Total from investment operations	0.21		0.24	0.49	0.33	0.06	0.15
Less distributions to shareholders from:
Net investment income	(0.09)		(0.19)	(0.18)	(0.22)	(0.22)	(0.16)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions to shareholders	(0.20)		(0.19)	(0.18)	(0.22)	(0.22)	(0.16)
Net asset value, end of period	$5.12		$5.11	$5.06	$4.75	$4.64	$4.80
Total return	4.31%		4.77%	10.52%	7.62%	1.22%	3.25%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.54%	(d)	0.56%	0.58%	0.59%	0.59%	0.59%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.54%	(d)	0.54%	0.54%	0.52%	0.58%	0.57%	(d)
Net investment income	3.79%	(d)	3.54%	3.80%	5.01%	5.02%	4.81%	(d)
Supplemental data
Net assets, end of period (in thousands)	$250		$243	$237	$296	$10	$5
Portfolio turnover(f)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to August 31, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	51

Financial Highlights (continued)

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$5.12		$5.07	$4.75	$4.65	$4.81	$4.82
Income from investment operations:
Net investment income	0.09		0.16	0.17	0.20	0.22	0.15
Net realized and unrealized gain (loss)	0.12		0.06	0.31	0.10	(0.17)	—
Total from investment operations	0.21		0.22	0.48	0.30	0.05	0.15
Less distributions to shareholders from:
Net investment income	(0.09)		(0.17)	(0.16)	(0.20)	(0.21)	(0.16)
Net realized gains	(0.11)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions to shareholders	(0.20)		(0.17)	(0.16)	(0.20)	(0.21)	(0.16)
Net asset value, end of period	$5.13		$5.12	$5.07	$4.75	$4.65	$4.81
Total return	4.15%		4.46%	10.30%	6.95%	0.82%	2.71%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.90%	(d)	0.90%	0.98%	0.99%	0.99%	0.98%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.85%	(d)	0.84%	0.94%	0.92%	0.98%	0.97%	(d)
Net investment income	3.50%	(d)	3.25%	3.39%	4.37%	4.56%	4.32%	(d)
Supplemental data
Net assets, end of period (in thousands)	$534,514		$454,474	$525,189	$578,424	$655,312	$223,104
Portfolio turnover(f)	80%		373%	420%	371%	226%	295%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to August 31, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245%, 229%, 184% and 122% for the years ended August 31, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

	Six months ended Feb. 29, 2012		Year ended Aug. 31, 2011(a)

	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$5.13		$5.09
Income from investment operations:
Net investment income	0.10		0.14
Net realized and unrealized gain	0.10		0.07
Total from investment operations	0.20		0.21
Less distributions to shareholders from:
Net investment income	(0.09)		(0.17)
Net realized gains	(0.11)		—
Total distributions to shareholders	(0.20)		(0.17)
Net asset value, end of period	$5.13		$5.13
Total return	4.07%		4.23%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.65%	(c)	0.64%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.60%	(c)	0.59%	(c)
Net investment income	3.75%	(c)	2.95%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,620		$1,987
Portfolio turnover(e)	80%		373%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 77% for the six months ended February 29, 2012 and 245% for the year ended August 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	53

Notes to Financial Statements

February 29, 2012 (Unaudited)

Note	1. Organization

Columbia Diversified Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

54	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	55

Notes to Financial Statements (continued)

not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

56	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	57

Notes to Financial Statements (continued)

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

58	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	59

Notes to Financial Statements (continued)

swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and

60	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at February 29, 2012

	Asset derivatives			Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities location	Fair Value		Statement of Assets and Liabilities location	Fair Value
Credit contracts	Premiums paid on outstanding credit default swap contracts	$56,130		Premiums received on outstanding credit default swap contracts	$4,253,873
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	—	*	Net assets — unrealized depreciation on futures contracts	2,385,695	*
Total		$56,130			$6,639,568

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations

for the Year Ended February 29, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$(6,374,291)	$(6,374,291)
Foreign exchange contracts	(6,583)	—	—	$(6,583)
Interest rate contracts	—	(20,407,012)	—	$(20,407,012)
Total	$(6,583)	$(20,407,012)	$(6,374,291)	$(26,787,886)

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	61

Notes to Financial Statements (continued)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$(6,938,400)	$(6,938,400)
Foreign exchange contracts	—	—	—	$—
Interest rate contracts	—	(3,050,563)	—	$(3,050,563)
Total	$—	$(3,050,563)	$(6,938,400)	$(9,988,963)

Volume of Derivative Instruments for the Year Ended February 29, 2012
Contracts Opened
Forward Foreign Currency Exchange Contracts	11
Futures Contracts	31,090

Aggregate Notional Opened
Credit Default Swap Contracts — Buy Protection	$215,475,000
Credit Default Swap Contracts — Sell Protection	$36,725,000

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary

62	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	63

Notes to Financial Statements (continued)

what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Principal Only Securities

The Fund may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the

64	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	65

Notes to Financial Statements (continued)

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities

66	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.41% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended February 29, 2012, other expenses paid to this company were $10,073.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	67

Notes to Financial Statements (continued)

value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended February 29, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class R	0.16
Class R3	0.05
Class R4	0.05
Class R5	0.05
Class W	0.16
Class Z	0.16

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At February 29, 2012, the Fund’s total potential future obligation over the life of the Guaranty is $21,387. The liability remaining at February 29, 2012 for non-recurring charges associated with the lease amounted to $15,996 and is included within other accrued expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $499.

68	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $6,385,000 and $821,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $511,450 for Class A, $17,444 for Class Band $2,727 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective November 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through October 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	69

Notes to Financial Statements (continued)

or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.50
Class R	1.10
Class R3	1.05
Class R4	0.80
Class R5	0.55
Class W	0.85
Class Z	0.60

Prior to November 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.84%
Class B	1.59
Class C	1.59
Class I	0.49
Class R	1.09
Class R3	1.04
Class R4	0.79
Class R5	0.54
Class W	0.84
Class Z	0.59

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

70	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $4,667,113 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$197,126
Unrealized depreciation	(10,388)
Net unrealized app/depreciation	$186,738

The following capital loss carryforward, determined as of August 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$11,547

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $3,783,125,923 and $4,068,293,743, respectively, for the six months ended February 29, 2012,

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	71

Notes to Financial Statements (continued)

of which $2,405,854,806 and $3,141,837,772, respectively, were U.S. government securities.

Note	6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At February 29, 2012, securities valued at $602,411,807 were on loan, secured by cash collateral of $615,926,728 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 29, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

72	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 29, 2012, one unaffiliated shareholder account owned 11.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	73

Notes to Financial Statements (continued)

On April 20, 2012, a group of unaffiliated shareholders of the Fund redeemed $1,633,363,599, substantially all through an in-kind transaction. This amount represented approximately 34% of the Fund’s net assets as of that date.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgement by the District Court in favor of the defendants.

74	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT	75

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

76	COLUMBIA DIVERSIFIED BOND FUND — 2012 SEMIANNUAL REPORT

Columbia Diversified Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6490 AD (4/12)

Semiannual Report

Columbia Marsico Flexible Capital Fund

Semiannual Report for the Period Ended February 29, 2012

Columbia Marsico Flexible Capital Fund seeks to provide shareholders with long-term growth of capital.

Not FDIC insured ¡ No bank guarantee • May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

2	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Marsico Flexible Capital Fund (the Fund) Class A shares gained 11.93% (excluding sales charge) for the six months ended February 29, 2012.

>	The Fund underperformed its benchmark, Standard & Poor’s (S&P) 500 Index, which increased 13.31% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended February 29, 2012)
	6 months*	1 year	Since inception 9/28/2010
Columbia Marsico Flexible Capital Fund Class A (excluding sales charge)	+11.93%	+3.79%	+16.74%
S&P 500 Index (unmanaged)(1)	+13.31%	+5.12%	+15.43%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/ reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS
at February 29, 2012
Without sales charge	6 months*	1 year	Since inception
Class A (inception 9/28/10)	+11.93%	+3.79%	+16.74%
Class C (inception 9/28/10)	+11.47%	+3.05%	+15.76%
Class I (inception 9/28/10)	+12.09%	+3.84%	+16.81%
Class R (inception 9/28/10)	+11.69%	+3.46%	+16.25%
Class Z (inception 9/28/10)	+11.96%	+4.10%	+17.00%

With sales charge
Class A (inception 9/28/10)	+5.46%	-2.19%	+11.97%
Class C (inception 9/28/10)	+10.47%	+2.05%	+15.76%

*	Not annualized.

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

PORTFOLIO BREAKDOWN(1) (at February 29, 2012)
Common Stocks	93.2%
Consumer Discretionary	23.7
Consumer Staples	2.5
Energy	7.5
Financials	20.8
Health Care	5.3
Industrials	13.0
Information Technology	18.5
Materials	1.9
Preferred Stocks	1.3
Corporate Bonds & Notes	5.3
Other(2)	0.6

(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(2)	Includes investments in affiliated money market fund.

4	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

COUNTRY BREAKDOWN(1) (at February 29, 2012)
Brazil	1.9%
Cayman Islands	0.9
China	2.4
Germany	2.1
Hong Kong	5.7
Ireland	2.4
Netherlands	6.5
United Kingdom	5.0
United States	73.1

(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

TOP TEN HOLDINGS(1) (at February 29, 2012)
Apple, Inc.	7.1%
Sensata Technologies Holding NV	4.2
TJX Companies, Inc.	3.5
Capital One Financial Corp.	3.3
Charles Schwab Corp. (The)	3.1
Viacom, Inc., Class B	3.1
Progressive Corp. (The)	3.1
U.S Bancorp	3.0
British Sky Broadcasting Group PLC	2.8
AutoZone, Inc.	2.7

(1)	Percentages indicated are based upon total investments (excluding affiliated money market fund).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2011 — February 29, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,119.30	1,017.40	7.90	7.52	1.50%
Class C	1,000.00	1,000.00	1,114.70	1,013.63	11.88	11.31	2.26%
Class I	1,000.00	1,000.00	1,120.90	1,019.54	5.64	5.37	1.07%
Class R	1,000.00	1,000.00	1,116.90	1,016.11	9.26	8.82	1.76%
Class Z	1,000.00	1,000.00	1,119.60	1,018.60	6.64	6.32	1.26%

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Marsico Flexible Capital Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 91.5%
CONSUMER DISCRETIONARY 23.3%
Automobiles 0.9%
Tesla Motors, Inc.(a)	47,736	$1,594,860
Hotels, Restaurants & Leisure 1.5%
Home Inns & Hotels Management, Inc., ADR(a)	50,437	1,547,912
Vail Resorts, Inc.	26,461	1,114,008

Total		2,661,920
Internet & Catalog Retail 1.7%
Amazon.com, Inc.(a)	7,367	1,323,776
Liberty Interactive Corp., Class A(a)	98,042	1,839,268

Total		3,163,044
Media 7.9%
British Sky Broadcasting Group PLC	466,585	4,973,344
Liberty Global, Inc., Class A(a)	42,042	2,109,667
Time Warner, Inc.	51,748	1,925,543
Viacom, Inc., Class B	115,573	5,503,586

Total		14,512,140
Specialty Retail 6.1%
AutoZone, Inc.(a)	12,999	4,867,866
TJX Companies, Inc.	171,374	6,274,002

Total		11,141,868
Textiles, Apparel & Luxury Goods 5.2%
Adidas AG	49,171	3,863,809
Deckers Outdoor Corp.(a)	34,772	2,599,555
PVH Corp.	34,992	2,974,670

Total		9,438,034
TOTAL CONSUMER DISCRETIONARY		42,511,866
CONSUMER STAPLES 2.5%
Food Products 2.5%
McCormick & Co., Inc.	35,451	1,788,503
Mead Johnson Nutrition Co.	35,344	2,747,996

Total		4,536,499
TOTAL CONSUMER STAPLES		4,536,499
ENERGY 7.4%
Energy Equipment & Services 2.2%
Halliburton Co.	109,959	4,023,400
Oil, Gas & Consumable Fuels 5.2%
Concho Resources, Inc.(a)	20,509	2,191,181
El Paso Corp.	128,144	3,563,685
Targa Resources Corp.	83,902	3,727,766

Total		9,482,632
TOTAL ENERGY		13,506,032
FINANCIALS 20.4%
Capital Markets 4.5%
Charles Schwab Corp. (The)	403,430	5,599,609
Greenhill & Co., Inc.	57,543	2,529,590

Total		8,129,199

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Commercial Banks 6.1%
First Horizon National Corp.	189,420	$1,780,548
Standard Chartered PLC	155,849	4,010,433
U.S. Bancorp	184,858	5,434,825

Total		11,225,806
Consumer Finance 3.3%
Capital One Financial Corp.	118,815	6,012,039
Insurance 5.3%
AIA Group Ltd.	1,125,000	4,246,465
Progressive Corp. (The)	256,584	5,496,029

Total		9,742,494
Real Estate Management & Development 1.2%
Hang Lung Properties Ltd.	573,000	2,159,719
TOTAL FINANCIALS		37,269,257
HEALTH CARE 5.2%
Health Care Providers & Services 1.9%
Odontoprev SA	195,800	3,382,959
Pharmaceuticals 3.3%
Abbott Laboratories	59,246	3,353,916
Allergan, Inc.	30,909	2,769,137

Total		6,123,053
TOTAL HEALTH CARE		9,506,012
INDUSTRIALS 12.7%
Aerospace & Defense 2.3%
TransDigm Group, Inc.(a)	35,690	4,239,615
Electrical Equipment 4.1%
Sensata Technologies Holding NV(a)	232,156	7,521,854
Industrial Conglomerates 2.2%
Jardine Matheson Holdings Ltd.	78,000	3,969,995
Machinery 1.7%
Stanley Black & Decker, Inc.	41,888	3,216,998
Professional Services 1.4%
Nielsen Holdings NV(a)	84,418	2,489,487
Transportation Infrastructure 1.0%
Wesco Aircraft Holdings, Inc.(a)	127,712	1,878,644
TOTAL INDUSTRIALS		23,316,593
INFORMATION TECHNOLOGY 18.1%
Computers & Peripherals 7.0%
Apple, Inc.(a)	23,505	12,750,052
Internet Software & Services 4.5%
Baidu, Inc., ADR(a)	24,403	3,335,890
Bankrate, Inc.(a)	97,495	2,324,281
Google, Inc., Class A(a)	2,858	1,766,959
Youku, Inc., ADR(a)	36,365	914,216

Total		8,341,346

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
IT Services 4.1%
Accenture PLC, Class A	72,801	$4,334,571
Visa, Inc., Class A	26,842	3,123,604

Total		7,458,175
Software 2.5%
SolarWinds, Inc.(a)	123,366	4,596,617

TOTAL INFORMATION TECHNOLOGY		33,146,190
MATERIALS 1.9%
Chemicals 1.9%
Celanese Corp., Class A	35,917	1,708,572
LyondellBasell Industries NV, Class A	40,714	1,758,030

Total		3,466,602
TOTAL MATERIALS		3,466,602
Total Common Stocks (Cost: $144,618,987)		$167,259,051

Preferred Stocks 1.5%
FINANCIALS 1.5%
Commercial Banks 1.3%
First Niagara Financial Group, Inc., 8.625%	82,964	$2,293,955
Capital Markets 0.2%
Fifth Third Capital Trust VI, 7.250%	15,433	391,998

TOTAL FINANCIALS		2,685,953
Total Preferred Stocks (Cost: $2,461,244)		$2,685,953

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 5.2%
Aerospace & Defense 0.9%
TransDigm, Inc.
12/15/18	7.750%	$1,444,000	$1,588,400
Food and Beverage 0.8%
ARAMARK Corp.
02/01/15	8.500%	1,471,000	1,509,628
Media Non-Cable 0.3%
Nielsen Finance LLC/Co.
10/15/18	7.750%	490,000	545,125
REITs 0.1%
CBRE Services, Inc.
06/15/17	11.625%	187,000	215,985
Restaurants 1.6%
Wendy’s/Arby’s Restaurants LLC
07/15/16	10.000%	2,707,000	2,981,111
Wireless 1.5%
Crown Castle International Corp. Senior Unsecured
11/01/19	7.125%	2,508,000	2,733,720
Total Corporate Bonds & Notes
(Cost: $9,129,064)			$9,573,969

	Shares	Value
Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.167%(b)(c)	1,086,591	$1,086,591
Total Money Market Funds (Cost: $1,086,591)		$1,086,591
Total Investments
(Cost: $157,295,886)		$180,605,564
Other Assets & Liabilities, Net		2,122,928
Net Assets		$182,728,492

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at February 29, 2012.

(c)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,506,011	$81,848,119	$(107,267,539)	$—	$1,086,591	$9,418	$1,086,591

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an intregal part of this statement.

8	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$33,674,713	$8,837,153	$—	$42,511,866
Consumer Staples	4,536,499	—	—	4,536,499
Energy	13,506,032	—	—	13,506,032
Financials	26,852,640	10,416,617	—	37,269,257
Health Care	9,506,012	—	—	9,506,012
Industrials	19,346,598	3,969,995	—	23,316,593
Information Technology	33,146,190	—	—	33,146,190
Materials	3,466,602	—	—	3,466,602
Preferred Stocks
Financials	391,998	2,293,955	—	2,685,953
Total Equity Securities	144,427,284	25,517,720	—	169,945,004
Bonds
Corporate Bonds & Notes	—	9,573,969	—	9,573,969
Total Bonds	—	9,573,969	—	9,573,969
Other
Money Market Funds	1,086,591	—	—	1,086,591
Total Other	1,086,591	—	—	1,086,591
Total	$145,513,875	$35,091,689	$—	$180,605,564

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Statement of Assets and Liabilities

February 29, 2012 (Unaudited)
Assets
Investments, at value
Unaffiliated issuers (identified cost $156,209,295)	$179,518,973
Affiliated issuers (identified cost $1,086,591)	1,086,591
Total investments (identified cost $157,295,886)	180,605,564
Receivable for:
Investments sold	2,092,309
Capital shares sold	284,006
Dividends	54,909
Interest	147,135
Reclaims	16,419
Prepaid expense	8,798
Total assets	183,209,140
Liabilities
Payable for:
Capital shares purchased	353,709
Investment management fees	4,464
Distribution fees	628
Transfer agent fees	5,313
Administration fees	301
Expense reimbursement due to Investment Manager	1,090
Other expenses	115,143
Total liabilities	480,648
Net assets applicable to outstanding capital stock	$182,728,492
Represented by
Paid-in capital	$173,171,634
Undistributed net investment income	264,393
Accumulated net realized loss	(14,016,139)
Unrealized appreciation (depreciation) on:
Investments	23,309,678
Foreign currency translations	(1,074)
Total — representing net assets applicable to outstanding capital stock	$182,728,492
Net assets applicable to outstanding shares
Class A	$48,386,089
Class C	$10,778,093
Class I	$2,815
Class R	$83,095
Class Z	$123,478,400
Shares outstanding
Class A	3,912,807
Class C	881,322
Class I	228
Class R	6,749
Class Z	9,962,703
Net asset value per share
Class A(a)	$12.37
Class C	$12.23
Class I	$12.35
Class R	$12.31
Class Z	$12.39

(a)	The maximum offering price per share for Class A is $13.12. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	11

Statement of Operations

Six months ended February 29, 2012 (Unaudited)
Net investment income
Income:
Dividends	$1,175,002
Interest	292,483
Dividends from affiliates	9,418
Foreign taxes withheld	(72,239)
Total income	1,404,664
Expenses:
Investment management fees	733,223
Distribution fees
Class A	62,974
Class C	47,334
Class R	44
Transfer agent fees
Class A	39,551
Class C	9,369
Class R	18
Class Z	87,116
Administration fees	49,431
Compensation of board members	7,114
Custodian fees	9,773
Printing and postage fees	37,076
Registration fees	49,270
Professional fees	15,147
Other	9,325
Total expenses	1,156,765
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(16,684)
Expense reductions	(20)
Total net expenses	1,140,061
Net investment income	264,603
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(2,556,694)
Foreign currency translations	(51,275)
Forward foreign currency exchange contracts	12,153
Net realized loss	(2,595,816)
Net change in unrealized appreciation (depreciation) on:
Investments	21,908,300
Foreign currency translations	(1,515)
Net change in unrealized appreciation	21,906,785
Net realized and unrealized gain	19,310,969
Net increase in net assets resulting from operations	$19,575,572

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011(a)
Operations
Net investment income	$264,603	$349,923
Net realized loss	(2,595,816)	(10,993,697)
Net change in unrealized appreciation	21,906,785	1,401,819
Net increase (decrease) in net assets resulting from operations	19,575,572	(9,241,955)
Distributions to shareholders from:
Net investment income
Class A	—	(23,425)
Class C	—	(2,018)
Class I	(5)	(20,878)
Class R	—	(7)
Class Z	(152,389)	(1,272)
Net realized gains
Class A	(166,338)	(1,060)
Class C	(32,857)	(111)
Class I	(9)	(878)
Class R	(34)	—
Class Z	(376,727)	(55)
Total distributions to shareholders	(728,359)	(49,704)
Increase (decrease) in net assets from share transactions	2,195,278	165,978,378
Total increase in net assets	21,042,491	156,686,719
Net assets at beginning of period	161,686,001	4,999,282 (b)
Net assets at end of period	$182,728,492	$161,686,001
Undistributed net investment income	$264,393	$152,184

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.
(b)

Initial capital of $5,000,000 was contributed on September 23, 2010. The Fund had a decrease in net assets resulting from operations of $718 during the period from September 23, 2010 to September 28, 2010 (commencement of operations).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	13

Statement of Changes in Net Assets (continued)

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	692,781	7,660,549	5,704,579	66,867,131
Distributions reinvested	14,145	154,459	1,556	17,743
Redemptions	(1,756,854)	(19,715,062)	(743,650)	(8,504,132)
Net increase (decrease)	(1,049,928)	(11,900,054)	4,962,485	58,380,742
Class C shares
Subscriptions	116,226	1,292,875	905,977	10,645,213
Distributions reinvested	2,966	32,060	177	2,014
Redemptions	(78,539)	(866,794)	(65,735)	(739,279)
Net increase	40,653	458,141	840,419	9,907,948
Class I shares
Redemptions	(498,772)	(5,471,530)	—	—
Net increase (decrease)	(498,772)	(5,471,530)	—	—
Class R shares
Subscriptions	5,856	70,548	664	8,131
Distributions reinvested	2	25	—	—
Redemptions	(22)	(247)	(1)	(7)
Net increase	5,836	70,326	663	8,124
Class Z shares
Subscriptions	3,174,778	35,602,383	9,749,798	114,240,879
Distributions reinvested	48,127	526,507	115	1,316
Redemptions	(1,524,363)	(17,090,495)	(1,486,002)	(16,560,631)
Net increase	1,698,542	19,038,395	8,263,911	97,681,564
Total net increase	196,331	2,195,278	14,067,478	165,978,378

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Class A Per share data	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Net asset value, beginning of period	$11.09		$10.00
Income from investment operations:
Net investment income	0.01		0.03
Net realized and unrealized gain	1.31		1.10
Total from investment operations	1.32		1.13
Less distributions to shareholders from:
Net investment income	—		(0.04)
Net realized gains	(0.04)		(0.00	)(b)
Total distributions to shareholders	(0.04)		(0.04)
Net asset value, end of period	$12.37		$11.09
Total return	11.93%		11.29%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.51%	(d)	1.67%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.50%	(d)(f)	1.60%	(d)
Net investment income	0.19%	(d)(f)	0.25%	(d)
Supplemental data
Net assets, end of period (in thousands)	$48,386		$55,034
Portfolio turnover	66%		214%

Class C Per share data	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Net asset value, beginning of period	$11.01		$10.00
Income from investment operations:
Net investment income (loss)	(0.03)		(0.05)
Net realized and unrealized gain	1.29		1.09
Total from investment operations	1.26		1.04
Less distributions to shareholders from:
Net investment income	—		(0.03)
Net realized gains	(0.04)		(0.00	)(b)
Total distributions to shareholders	(0.04)		(0.03)
Net asset value, end of period	$12.23		$11.01
Total return	11.47%		10.42%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.31%	(d)	2.38%	(d)
Net expenses after fees waived or expenses reimbursed(e)	2.26%	(d)(f)	2.35%	(d)
Net investment income (loss)	(0.57%	)(d)(f)	(0.46%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$10,778		$9,255
Portfolio turnover	66%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	15

Financial Highlights (continued)

Class I Per share data	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Net asset value, beginning of period	$11.08		$10.00
Income from investment operations:
Net investment income (loss)	(0.03)		0.05
Net realized and unrealized gain	1.36		1.07
Total from investment operations	1.33		1.12
Less distributions to shareholders from:
Net investment income	(0.02)		(0.04)
Net realized gains	(0.04)		(0.00	)(b)
Total distributions to shareholders	(0.06)		(0.04)
Net asset value, end of period	$12.35		$11.08
Total return	12.09%		11.22%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.07%	(d)	2.64%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.07%	(d)	1.25%	(d)
Net investment income (loss)	(0.47%	)(d)	0.43%	(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$5,527
Portfolio turnover	66%		214%

Class R Per share data	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Net asset value, beginning of period	$11.06		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.00	(b)
Net realized and unrealized gain	1.31		1.09
Total from investment operations	1.29		1.09
Less distributions to shareholders from:
Net investment income	—		(0.03)
Net realized gains	(0.04)		(0.00	)(b)
Total distributions to shareholders	(0.04)		(0.03)
Net asset value, end of period	$12.31		$11.06
Total return	11.69%		10.87%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.76%	(d)	2.89%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.76%	(d)	1.85%	(d)
Net investment income (loss)	(0.44%	)(d)	0.01%	(d)
Supplemental data
Net assets, end of period (in thousands)	$83		$10
Portfolio turnover	66%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Class Z Per share data	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Net asset value, beginning of period	$11.12		$10.00
Income from investment operations:
Net investment income	0.03		0.06
Net realized and unrealized gain	1.29		1.10
Total from investment operations	1.32		1.16
Less distributions to shareholders from:
Net investment income	(0.01)		(0.04)
Net realized gains	(0.04)		(0.00	)(b)
Total distributions to shareholders	(0.05)		(0.04)
Net asset value, end of period	$12.39		$11.12
Total return	11.96%		11.61%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.27%	(d)	1.32%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.26%	(d)(f)	1.32%	(d)
Net investment income	0.47%	(d)(f)	0.60%	(d)
Supplemental data
Net assets, end of period (in thousands)	$123,478		$91,860
Portfolio turnover	66%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	17

Notes to Financial Statements

February 29, 2012 (Unaudited)

Note 1. Organization

Columbia Marsico Flexible Capital Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current

18	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts for the settlement of purchases and sales of securities.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	19

Notes to Financial Statements (continued)

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Fund’s exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at February 29, 2012

At February 29, 2012, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended February 29, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Options Contracts Written and Purchased	Total
Foreign exchange contracts	$12,153	$—	$12,153
Interest rate contracts	—	(640,594)	$(640,594)
Total	$12,153	$(640,594)	$(628,441)

20	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Options Contracts Written and Purchased	Total
Foreign exchange contracts	$—	$—	$—
Interest rate contracts	—	—	$—
Total	$—	$—	$—

Volume of Derivative Instruments for the six-months ended February 29, 2012
Contracts Opened
Forward Foreign Currency Exchange Contracts	41
Options Contracts	397

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	21

Notes to Financial Statements (continued)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser (see Subadvisory Agreement below). The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.89% to 0.75% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.89% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico Capital) the subadviser of the Fund. The Investment Manager compensates Marsico Capital to manage the investments of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.06% of the Fund’s average daily net assets.

22	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended February 29, 2012, other expenses paid to this company were $1,130

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended February 29, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.20
Class R	0.20
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $20.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $64,000 for Class C shares. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	23

Notes to Financial Statements (continued)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $11,812 for Class A and $3,155 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective November 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through October 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.50%
Class C	2.25
Class I	1.12
Class R	1.75
Class Z	1.25

Prior to November 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.60%
Class C	2.35
Class I	1.25
Class R	1.85
Class Z	1.35

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $157,296,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,215,000
Unrealized depreciation	(1,905,000)
Net unrealized appreciation	$23,310,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of Aug 31, 2011, the Fund elected to treat post-October capital losses of $9,137,708 as arising on September 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

24	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $116,267,945 and $99,077,605, respectively, for the six months ended February 29, 2012

Note 6. Lending of Portfolio Securities

Effective March 28, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

For the six months ended February 29, 2012, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended February 29, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to March 28, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 29, 2012, two unaffiliated shareholder accounts owned an aggregate of 65.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	25

Notes to Financial Statements (continued)

up to $500 million. Pursuant to a December 13, 2011amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and rules in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

26	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT	27

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

28	COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2012 SEMIANNUAL REPORT

Columbia Marsico Flexible Capital Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment
Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6415 C (4/12
)

Semiannual Report

Columbia

Minnesota Tax-Exempt Fund

Semiannual Report for the Period Ended February 29, 2012

The Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local income tax.

Not FDIC insured ¡ No bank
guarantee
¡ May
 lose value

Your Fund at a Glance

2

Fund Expense Example

5

Portfolio of Investments

7

Statement of Assets and Liabilities

16

Statement of Operations

17

Statement of Changes in Net Assets

18

Financial Highlights

20

Notes to Financial Statements

24

Proxy Voting

36

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>

  Columbia Minnesota Tax-Exempt Fund (the Fund) Class A shares, excluding sales charge, gained 6.54% for the six-months ended February 29, 2012.

>

  The Fund outperformed its broader primary benchmark, the Barclays Municipal Bond Index, which rose 5.67% for the same six-month period.

>

  The Fund also outperformed its secondary benchmark, the Barclays Minnesota Municipal Bond Index (the Barclays Index), which rose 4.80%.

>

  The Fund outperformed its peer group, as represented by the Lipper Minnesota Municipal Debt Funds Index, which was up 5.97% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended February 29, 2012)

6 months*

1 year

5 years

10 years

Columbia Minnesota Tax-Exempt Fund Class A (excluding sales charge)

+6.54%

+13.59%

+5.32%

+4.82%

Barclays Municipal Bond Index(1) (unmanaged)

+5.67%

+12.42%

+5.50%

+5.32%

Barclays Municipal Bond Minnesota 3 Plus Year Enhanced Index(2) (unmanaged)

+6.07%

+12.34%

+6.18%

+5.68%

Barclays Minnesota Municipal Bond Index(3) (unmanaged)

+4.80%

+10.37%

+5.72%

+5.28%

Lipper Minnesota Municipal Debt Funds Index(4) (unmanaged)

+5.97%

+12.14%

+4.94%

+4.81%

*

Not annualized.

The performance information shown
represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling
800.345.6611.

2

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any.
Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)

The Barclays Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)

The Barclays Municipal Bond Minnesota 3 Plus Year Enhanced Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade, fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.

(3)

In addition to comparing its performance to that of its primary benchmark, the Barclays Municipal Bond Index, effective May 31, 2011, the Fund also compares its performance to that of the Barclays Minnesota Municipal Bond Index (the New Index), an unmanaged index representative of investment-grade, tax-exempt bonds issued within the state of Minnesota with a maturity of at least one year. The New Index replaces the Barclays Municipal Bond Minnesota 3 Plus Year Enhanced Index (the Former Index). The Fund’s investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.

(4)

  The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index’s returns include net reinvested dividends.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at February 29, 2012

Without sales charge

6 months*

1 year

5 years

10 years

Class A (inception 8/18/86)

+6.54%

+13.59%

+5.32%

+4.82%

Class B (inception 3/20/95)

+5.94%

+12.74%

+4.53%

+4.03%

Class C (inception 6/26/00)

+6.14%

+12.74%

+4.53%

+4.03%

Class Z** (inception 9/27/10)

+6.48%

+13.68%

+5.36%

+4.84%

With sales charge

Class A (inception 8/18/86)

+1.43%

+8.11%

+4.32%

+4.31%

Class B (inception 3/20/95)

+0.94%

+7.74%

+4.19%

+4.03%

Class C (inception 6/26/00)

+5.14%

+11.74%

+4.53%

+4.03%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown.
The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows:
first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*
Not annualized.

**
The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the
Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

QUALITY BREAKDOWN(1) (at February 29, 2012)

AAA rating

4.7
%

AA rating

27.3

A rating

37.7

BBB rating

17.2

Non-investment grade

1.7

Non-rated

11.4

(1)

Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor’s, Moody’s Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund’s investments does not remove market risk.

4

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As an
investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service
(Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the
“Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical”
column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all
mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

5

Fund Expense Example (continued)

September 1, 2011 — February 29, 2012

Account value at the beginning of the period ($)

Account value at the end of the period ($)

Expenses paid during the period ($)

Fund’s annualized expense ratio (%)

Actual

Hypothetical

Actual

Hypothetical

Actual

Hypothetical

Actual

Class A

1,000.00

1,000.00

1,065.40

1,020.93

4.06

3.97

0.79

Class B

1,000.00

1,000.00

1,059.40

1,017.21

7.89

7.72

1.54

Class C

1,000.00

1,000.00

1,061.40

1,017.21

7.89

7.72

1.54

Class Z

1,000.00

1,000.00

1,064.80

1,022.18

2.77

2.72

0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia
Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description

Coupon Rate

Principal Amount

Value

Municipal Bonds 96.5%

AIRPORT 5.0%

  Minneapolis-St Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2005C
(NPFGC/FGIC)

01/01/31

5.000
%

$6,185,000

$6,406,237

Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Series 2011

01/01/25

5.000
%

2,000,000

2,296,740

Revenue Bonds Senior Series 2010A

01/01/35

5.000
%

6,795,000

7,483,266

Senior Series 2010B

01/01/21

5.000
%

2,175,000

2,592,252

  Minneapolis-St. Paul Metropolitan Airports
Commission(a) Refunding Revenue Bonds Senior Series 2009B AMT

01/01/22

5.000
%

2,680,000

3,010,846

Total

21,789,341

HEALTH SERVICES 3.7%

City of Center City Revenue Bonds Hazelden Foundation Project Series 2011

11/01/41

5.000
%

1,600,000

1,682,048

City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010

08/01/25

4.875
%

3,000,000

3,085,800

  St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series
2006

05/15/23

5.250
%

1,000,000

1,067,370

05/15/26

5.250
%

1,000,000

1,055,900

05/15/36

5.250
%

9,000,000

9,210,150

Total

16,101,268

HIGHER EDUCATION 15.5%

Minnesota Higher Education Facilities Authority Revenue Bonds Bethel University 6th Series 2007R

05/01/23

5.500
%

275,000

282,818

05/01/37

5.500
%

6,000,000

6,072,120

Issue Description

Coupon Rate

Principal Amount

Value

Municipal Bonds (continued)

HIGHER EDUCATION (cont.)

Carleton College 6th Series 2008T

01/01/28

5.000
%

$3,000,000

$3,372,030

Series 2010D

03/01/40

5.000
%

2,515,000

2,747,587

College of Saint Benedict Series 2011-7M

03/01/36

5.125
%

275,000

284,950

College of St. Benedict Series 2011-7M

03/01/31

5.000
%

300,000

315,132

College of St. Scholastica Series 2010H

12/01/30

5.125
%

870,000

935,859

12/01/35

5.250
%

1,000,000

1,062,020

12/01/40

5.125
%

500,000

519,240

Series 2011-7J

12/01/40

6.300
%

1,800,000

2,030,076

Gustavus Adolphus College Series 2010-7B

10/01/35

4.750
%

1,305,000

1,368,475

Hamline University 7th Series 2010E

10/01/29

5.000
%

500,000

537,910

7th Series 2011K2

10/01/32

6.000
%

1,000,000

1,157,950

10/01/40

6.000
%

4,000,000

4,509,440

St. Benedict College Series 2008V

03/01/18

5.000
%

500,000

575,080

03/01/23

4.750
%

800,000

866,352

St. Catherine’s College Series 2002-5-N1

10/01/32

5.375
%

1,000,000

1,006,670

St. John’s University 6th Series 2005G

10/01/22

5.000
%

6,500,000

7,053,670

6th Series 2008U

10/01/28

4.750
%

1,000,000

1,090,780

10/01/33

4.750
%

825,000

886,702

St. Olaf College Series 2007O

10/01/22

5.000
%

3,040,000

3,364,307

The accompanying Notes to
Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

7

Portfolio of Investments (continued)

  Issue
Description

Coupon Rate

Principal Amount

Value

Municipal Bonds (continued)

HIGHER EDUCATION (cont.)

University of St. Thomas 6th Series 2008W

10/01/30

6.000
%

$3,625,000

$4,041,766

6th Series 2009X

04/01/39

5.250
%

6,000,000

6,468,000

  St. Cloud Housing & Redevelopment Authority Revenue Bonds State University Foundation Project Series
2002

05/01/18

5.125
%

3,000,000

3,021,210

University of Minnesota Revenue Bonds Series 2009A

04/01/34

5.125
%

1,000,000

1,132,240

Series 2011A

12/01/31

5.250
%

5,000,000

5,966,550

12/01/36

5.000
%

5,985,000

6,886,760

Total

67,555,694

HOSPITAL 23.0%

City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A

05/01/30

5.000
%

500,000

516,590

City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007

05/01/19

5.000
%

1,965,000

2,139,138

05/01/20

5.000
%

1,000,000

1,078,210

05/01/21

5.000
%

1,500,000

1,599,975

05/01/37

5.250
%

6,610,000

6,793,097

North Memorial Health Care Series 2005

09/01/35

5.000
%

2,500,000

2,509,550

City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A

11/15/32

6.750
%

5,240,000

6,147,725

City of Northfield Revenue Bonds Series 2006

11/01/31

5.375
%

1,500,000

1,554,015

City of Rochester Revenue Bonds Olmsted Medical Center Series 2010

07/01/30

5.875
%

1,700,000

1,832,719

  Issue
Description

Coupon Rate

Principal Amount

Value

Municipal Bonds (continued)

HOSPITAL (cont.)

City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004

09/01/25

5.100
%

$8,300,000

$8,512,978

City of St. Cloud Revenue Bonds Centracare Health System Series 2010A

05/01/30

5.125
%

5,000,000

5,446,750

City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009

07/01/39

5.750
%

6,400,000

7,041,728

Revenue Bonds Park Nicollet Health Services Series 2008C

07/01/26

5.625
%

3,000,000

3,343,200

City of Stillwater Revenue Bonds Health System Obligation Group Series 2005

06/01/25

5.000
%

1,750,000

1,813,578

City of Winona Refunding Revenue Bonds Winona Health Obligation Group Series 2007

07/01/31

5.150
%

2,000,000

2,035,880

County of Chippewa Revenue Bonds Montevideo Hospital Project Series 2007

03/01/20

5.375
%

1,940,000

2,022,372

03/01/21

5.375
%

1,045,000

1,084,626

County of Meeker Revenue Bonds Memorial Hospital Project Series 2007

11/01/27

5.750
%

1,000,000

1,041,570

11/01/37

5.750
%

2,250,000

2,299,950

  Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care
Facilities Series 2010A

08/15/25

5.250
%

1,000,000

1,172,650

08/15/30

5.000
%

2,500,000

2,622,025

08/15/35

5.250
%

2,275,000

2,525,637

The accompanying Notes to Financial
Statements are an integral part of this statement.

8

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

  Issue
Description

Coupon Rate

Principal Amount

Value

Municipal Bonds (continued)

HOSPITAL (cont.)

Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010

03/01/40

6.500
%

$3,500,000

$3,799,635

  St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems Series 2007A
(NPFGC)

11/15/22

5.000
%

1,025,000

1,163,826

Series 2009A-1

11/15/29

5.250
%

7,000,000

7,736,540

Gillette Children’s Specialty Series 2009

02/01/27

5.000
%

7,445,000

7,946,719

02/01/29

5.000
%

3,000,000

3,168,600

Healtheast Project Series 2005

11/15/25

6.000
%

2,000,000

2,039,000

11/15/30

6.000
%

1,490,000

1,511,560

11/15/35

6.000
%

3,500,000

3,527,335

  Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series
2004

12/01/34

5.000
%

3,775,000

3,902,218

Total

99,929,396

LOCAL APPROPRIATION 1.1%

  Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit
Enhancement Program)

02/01/26

4.750
%

4,000,000

4,533,120

Minnetrista Economic Development Authority Revenue Bonds Series 2009A

02/01/31

4.750
%

400,000

431,612

Total

4,964,732

LOCAL GENERAL OBLIGATION 2.5%

  City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series
2012A

02/01/27

5.000
%

1,000,000

1,182,050

County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A

02/01/23

5.000
%

500,000

579,530

  Issue
Description

Coupon Rate

Principal Amount

Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (cont.)

County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)

11/01/30

5.000
%

$2,010,000

$2,219,804

County of Ramsey Unlimited General Obligation Bonds Capital Improvement Plan Series 2007A

02/01/23

5.000
%

1,125,000

1,339,830

02/01/24

5.000
%

1,170,000

1,393,353

  Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM)
(School District Credit Enhancement Program)

04/01/13

5.000
%

1,730,000

1,819,787

Metropolitan Council Unlimited General Obligation Refunding Bonds Waste Water Series 2005B

05/01/25

5.000
%

2,000,000

2,250,760

Total

10,785,114

MULTI-FAMILY 2.4%

  Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
(FHLMC)

04/01/27

5.000
%

2,500,000

2,668,000

  Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard
Apartments Series 2010

01/01/31

5.000
%

1,500,000

1,665,570

City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010

12/01/26

5.750
%

1,000,000

1,057,490

12/01/30

6.000
%

3,000,000

3,189,750

City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010

08/01/45

7.000
%

2,000,000

2,090,280

Total

10,671,090

The accompanying Notes to
Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

9

Portfolio of Investments (continued)

  Issue
Description

Coupon Rate

Principal Amount

Value

Municipal Bonds (continued)

MUNICIPAL POWER 12.9%

City of Chaska Electric Refunding Revenue Bonds Generating Facilities Series 2005A

10/01/20

5.250
%

$1,165,000

$1,288,094

10/01/30

5.000
%

3,800,000

4,018,158

Minnesota Municipal Power Agency Revenue Bonds Series 2004A

10/01/29

5.125
%

5,500,000

5,952,045

Series 2005

10/01/30

5.000
%

3,500,000

3,700,935

Series 2007

10/01/32

4.750
%

3,000,000

3,185,640

Series 2010A

10/01/35

5.250
%

7,000,000

7,673,120

Northern Municipal Power Agency Revenue Bonds Series 2007A (AMBAC)

01/01/26

5.000
%

3,500,000

3,836,875

Series 2008A

01/01/21

5.000
%

3,500,000

4,025,840

Southern Minnesota Municipal Power Agency Revenue Bonds Series 2002A (AMBAC)

01/01/17

5.250
%

4,000,000

4,778,000

  Southern Minnesota Municipal Power
Agency(b) Revenue Bonds Capital Appreciation Series 1994A (NPFGC)

01/01/19

0.000
%

5,000,000

4,213,000

01/01/26

0.000
%

10,000,000

6,020,800

Western Minnesota Municipal Power Agency Revenue Bonds Series 2003A (NPFGC)

01/01/26

5.000
%

7,250,000

7,443,357

Total

56,135,864

NURSING HOME 2.4%

City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A

11/01/40

7.000
%

1,000,000

1,040,750

11/01/46

7.000
%

1,000,000

1,030,220

Senior Revenue Bonds Homestead Anoka Project Series 2011B

11/01/34

6.875
%

2,765,000

2,878,282

  Issue
Description

Coupon Rate

Principal Amount

Value

Municipal Bonds (continued)

NURSING HOME (cont.)

City of Sartell Revenue Bonds Country Manor Campus Series 2010A

09/01/30

6.125
%

$840,000

$888,628

09/01/36

6.250
%

925,000

980,074

09/01/42

6.375
%

2,435,000

2,574,331

  Minnesota Agricultural & Economic Development Board Unrefunded Revenue Bonds Evangelical Series 1997
(AMBAC)

12/01/22

5.150
%

1,030,000

1,031,473

Total

10,423,758

OTHER BOND ISSUE 0.4%

  St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series
2010A

08/01/35

5.000
%

1,500,000

1,611,855

POOL/BOND BANK 1.3%

  City of Minneapolis Limited Tax Supported Common Revenue Bonds Open Access Tech International, Inc. Series
2010

12/01/30

6.250
%

1,000,000

1,167,170

  City of Minneapolis(a) Limited Tax Revenue
Bonds Common Bond Fund Series 2007-2A AMT

06/01/22

5.125
%

1,035,000

1,103,269

06/01/28

5.000
%

1,500,000

1,541,010

  Minneapolis Community Planning & Economic Development Department Limited Tax Revenue Bonds Common Bond
Fund Series 1997-7A

06/01/12

5.500
%

30,000

30,367

Minnesota Public Facilities Authority Revenue Bonds Series 2005A

03/01/19

5.000
%

1,480,000

1,660,338

Total

5,502,154

PREP SCHOOL 1.6%

  St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds St. Paul Academy & Summit
School Series 2007

10/01/24

5.000
%

5,000,000

5,557,100

The accompanying Notes to Financial
Statements are an integral part of this statement.

10

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

  Issue
Description

Coupon Rate

Principal Amount

Value

Municipal Bonds (continued)

PREP SCHOOL (cont.)

Revenue Bonds Nova Classical Academy Series 2011A

09/01/42

6.625
%

$1,500,000

$1,559,670

Total

7,116,770

REFUNDED/ESCROWED 2.2%

  Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM)
(School District Credit Enhancement Program)

04/01/13

5.000
%

65,000

68,370

Puerto Rico Electric Power Authority Prerefunded 07/01/13 Revenue Bonds Series 2003NN (NPFGC)(c)

07/01/32

5.000
%

2,820,000

2,997,745

State of Minnesota Prerefunded 11/01/12 Unlimited General Obligation Bonds Series 2002

11/01/15

5.250
%

3,575,000

3,696,192

Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity

01/01/16

6.375
%

2,315,000

2,613,195

Total

9,375,502

RETIREMENT COMMUNITIES 2.9%

Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A

11/01/37

5.900
%

3,385,000

3,427,888

City of North Oaks Revenue Bonds Presbyterian Homes Series 2007

10/01/27

6.000
%

1,250,000

1,279,050

10/01/33

6.000
%

3,000,000

3,039,510

Presbyterian Homes of North Oaks Series 2007

10/01/47

6.250
%

1,265,000

1,283,330

City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A

11/01/28

5.875
%

2,050,000

2,081,857

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (cont.)
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	$1,500,000	$1,469,265

Total			12,580,900
SINGLE FAMILY 3.7%
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	1,125,521	1,194,808
Revenue Bonds Mortgage-Backed Securities Program-City Living Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	1,000,000	1,063,300
Minneapolis/St. Paul Housing Finance Board(a) Revenue Bonds Single Family Housing Series 2005A-4 AMT
12/01/37	4.700%	78,205	79,949
Minnesota Housing Finance Agency Revenue Bonds Residential Housing Finance Series 2008A
07/01/23	4.650%	770,000	822,021
Series 2009
01/01/40	5.100%	945,000	990,643
Minnesota Housing Finance Agency(a) Revenue Bonds Residential Housing Finance Series 2002B AMT
07/01/33	5.650%	1,345,000	1,346,157
Series 2006B AMT
07/01/26	4.750%	1,530,000	1,553,975
07/01/31	4.850%	2,060,000	2,083,917
Series 2006I AMT
07/01/26	5.050%	3,220,000	3,310,740
Series 2006M AMT
01/01/37	5.750%	1,775,000	1,886,523
Minnesota Housing Finance Agency(a)(d) Revenue Bonds Residential Housing Finance Series 2007D AMT
01/01/38	5.500%	1,860,000	1,937,618

Total			16,269,651

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 5.4%
City of Lakeville Revenue Bonds Series 2007
02/01/22	5.000%	$175,000	$171,563
02/01/27	5.000%	225,000	209,945
County of Hennepin Sales Tax Revenue Bonds 2nd Lien Ballpark Project Series 2008B
12/15/27	4.750%	4,205,000	4,681,048
12/15/29	5.000%	1,825,000	2,050,771
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C(c)
08/01/41	5.250%	4,750,000	5,107,532
State of Minnesota Revenue Bonds Public Safety Radio Series 2011
06/01/25	5.000%	1,950,000	2,281,871
Series 2000
06/01/30	6.000%	4,000,000	4,018,040
Territory of Guam(c) Revenue Bonds Section 30 Series 2009A
12/01/34	5.750%	3,500,000	3,722,215
Series 2011A
01/01/42	5.125%	1,200,000	1,300,716

Total			23,543,701
SPECIAL PROPERTY TAX 0.6%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,540,000	2,571,674
STATE APPROPRIATED 5.2%
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12
12/01/23	5.000%	5,000,000	5,354,100
12/01/27	5.125%	10,815,000	11,493,425

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (cont.)
University of Minnesota Revenue Bonds State Supported Biomed Science Research Series 2011B
08/01/36	5.000%	$5,000,000	$5,713,900

Total			22,561,425
STATE GENERAL OBLIGATION 0.6%
State of Minnesota Unlimited General Obligation Refunding Bonds Various Purpose Series 2010D
08/01/19	5.000%	2,000,000	2,517,100
STUDENT LOAN 0.8%
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11/01/29	5.000%	3,000,000	3,307,980
TOBACCO 2.5%
Tobacco Securitization Authority Refunding Revenue Bonds Tobacco Settlement Series 2011B
03/01/26	5.250%	2,000,000	2,238,100
03/01/31	5.250%	8,000,000	8,700,880

Total			10,938,980
WATER & SEWER 0.8%
City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02/01/25	5.000%	3,305,000	3,649,579
Total Municipal Bonds
(Cost: $387,405,368)			$419,903,528

Floating Rate Notes 0.7%
VARIABLE RATE DEMAND NOTES 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank)(d)(e)
11/15/35	0.100%	$1,500,000	$1,500,000

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Issue Description	Coupon Rate	Principal Amount	Value

Floating Rate Notes (continued)
VARIABLE RATE DEMAND NOTES (cont.)
St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project VRDN Series 2005-7 (JP Morgan Chase Bank)(d)(e)
05/01/25	0.160%	$1,500,000	$1,500,000

Total			3,000,000
Total Floating Rate Notes
(Cost: $3,000,000)			$3,000,000

	Shares	Value
Money Market Funds 1.6%
JPMorgan Tax-Free Money Market Fund, 0.010%(f)	6,900,219	$6,900,219
Total Money Market Funds
(Cost: $6,900,219)		$6,900,219
Total Investments
(Cost: $397,305,587)		$429,803,747
Other Assets & Liabilities, Net		5,363,181
Total Net Assets		$435,166,928

Notes to Portfolio of Investments

(a)	At February 29, 2012, the value of securities subject to alternative minimum tax represented 4.61% of net assets.

(b)	Zero coupon bond.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2012, the value of these securities amounted to $13,128,208 or 3.02% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.

(e)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on February 29, 2012.

(f)	The rate shown is the seven-day current annualized yield at February 29, 2012.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair Value at February 29, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Bonds
Municipal Bonds	$—	$419,903,528	$—	$419,903,528
Total Bonds	—	419,903,528	—	419,903,528
Other
Floating Rate Notes	—	3,000,000	—	3,000,000
Money Market Funds	6,900,219	—	—	6,900,219
Total Other	6,900,219	3,000,000	—	9,900,219
Total	$6,900,219	$422,903,528	$—	$429,803,747

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	15

Statement of Assets and Liabilities

February 29, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $397,305,587)	$429,803,747
Receivable for:
Capital shares sold	1,386,780
Interest	5,576,522
Expense reimbursement due from Investment Manager	26,929
Prepaid expense	4,419
Total assets	436,798,397
Liabilities
Payable for:
Capital shares purchased	243,301
Dividend distributions to shareholders	1,265,655
Investment management fees	4,744
Distribution fees	3,657
Transfer agent fees	8,608
Administration fees	805
Other expenses	104,699
Total liabilities	1,631,469
Net assets applicable to outstanding capital stock	$435,166,928
Represented by
Paid-in capital	$403,142,101
Undistributed net investment income	230,751
Accumulated net realized loss	(704,084)
Unrealized appreciation (depreciation) on:
Investments	32,498,160
Total — representing net assets applicable to outstanding capital stock	$435,166,928
Net assets applicable to outstanding shares
Class A	$399,529,197
Class B	$2,826,396
Class C	$31,549,928
Class Z	$1,261,407
Shares outstanding
Class A	71,921,548
Class B	507,984
Class C	5,678,870
Class Z	227,203
Net asset value per share
Class A(a)	$5.56
Class B	$5.56
Class C	$5.56
Class Z	$5.55

(a)	The maximum offering price per share for Class A is $5.84. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Statement of Operations

Six months ended February 29, 2012 (Unaudited)

Net investment income
Income:
Interest	$9,665,643
Expenses:
Investment management fees	824,241
Distribution fees
Class A	476,205
Class B	13,622
Class C	137,319
Transfer agent fees
Class A	129,663
Class B	928
Class C	9,320
Class Z	327
Administration fees	140,166
Compensation of board members	6,713
Custodian fees	2,729
Printing and postage fees	26,771
Registration fees	30,940
Professional fees	20,775
Other	21,467
Total expenses	1,841,186
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(104,257)
Expense reductions	(160)
Total net expenses	1,736,769
Net investment income	7,928,874
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	769,739
Net realized gain	769,739
Net change in unrealized appreciation (depreciation) on:
Investments	17,273,733
Net change in unrealized appreciation	17,273,733
Net realized and unrealized gain	18,043,472
Net increase in net assets resulting from operations	$25,972,346

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	17

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011(a)
Operations
Net investment income	$7,928,874	$14,483,640
Net realized gain	769,739	2,830,950
Net change in unrealized appreciation (depreciation)	17,273,733	(7,533,608)
Net increase in net assets resulting from operations	25,972,346	9,780,982
Distributions to shareholders from:
Net investment income
Class A	(7,422,554)	(13,551,373)
Class B	(42,723)	(155,995)
Class C	(429,880)	(739,654)
Class Z	(20,120)	(7,779)
Net realized gains
Class A	(2,768,472)	(64,546)
Class B	(19,828)	(1,085)
Class C	(199,662)	(4,359)
Class Z	(7,801)	—
Total distributions to shareholders	(10,911,040)	(14,524,791)
Increase in net assets from share transactions	18,741,364	50,780,276
Total increase in net assets	33,802,670	46,036,467
Net assets at beginning of period	401,364,258	355,327,791
Net assets at end of period	$435,166,928	$401,364,258
Undistributed net investment income	$230,751	$217,154

(a)	Class Z shares are for the period from September 27, 2010, (commencement of operations) to August 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	4,293,117	23,331,877	6,632,744	34,804,916
Fund merger	—	—	11,536,094	58,610,896
Distributions reinvested	1,568,851	8,503,465	2,149,506	11,245,220
Redemptions	(3,506,815)	(19,050,593)	(10,952,832)	(56,853,447)
Net increase	2,355,153	12,784,749	9,365,512	47,807,585
Class B shares
Subscriptions	4,832	26,273	11,038	59,105
Distributions reinvested	10,146	55,015	26,855	140,337
Redemptions(b)	(7,684)	(41,866)	(590,524)	(3,102,147)
Net increase (decrease)	7,294	39,422	(552,631)	(2,902,705)
Class C shares
Subscriptions	1,110,609	6,068,754	1,337,470	6,999,197
Fund merger	—	—	314,741	1,598,401
Distributions reinvested	100,721	545,552	125,181	654,335
Redemptions	(209,710)	(1,143,511)	(797,068)	(4,138,526)
Net increase	1,001,620	5,470,795	980,324	5,113,407
Class Z shares
Subscriptions	88,102	480,023	146,163	766,239
Distributions reinvested	3,847	20,842	820	4,347
Redemptions	(10,093)	(54,467)	(1,636)	(8,597)
Net increase	81,856	446,398	145,347	761,989
Total net increase	3,445,923	18,741,364	9,938,552	50,780,276

(a)	Class Z shares are for the period from September 27, 2010, (commencement of operations) to August 31, 2011.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	19

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Feb 29, 2012 (Unaudited)		Year ended Aug 31,
			2011		2010	2009	2008	2007

Class A
Per share data
Net asset value, beginning of period	$5.36		$5.47		$5.16	$5.11	$5.14	$5.27
Income from investment operations:
Net investment income	0.11		0.21		0.22	0.21	0.21	0.19
Net realized and unrealized gain (loss)	0.24		(0.10)		0.30	0.05	(0.03)	(0.13)
Total from investment operations	0.35		0.11		0.52	0.26	0.18	0.06
Less distributions to shareholders from:
Net investment income	(0.11)		(0.22)		(0.21)	(0.21)	(0.21)	(0.19)
Net realized gains	(0.04)		(0.00	)(a)	—	—	—	—
Total distributions to shareholders	(0.15)		(0.22)		(0.21)	(0.21)	(0.21)	(0.19)
Net asset value, end of period	$5.56		$5.36		$5.47	$5.16	$5.11	$5.14
Total return	6.54%		2.09%		10.38%	5.50%	3.50%	1.26%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)(c)	0.84%	(d)	0.82%		0.82%	0.88%	0.99%	1.05%
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	0.79%	(d)(f)	0.79%		0.79%	0.84%	0.95% (g)	0.99%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.84%	(d)	0.82%		0.82%	0.83%	0.83%	0.85%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.79%	(d)(f)	0.79%		0.79%	0.79%	0.79% (g)	0.79%
Net investment income	3.91%	(d)(f)	4.08%		4.08%	4.31%	4.05%	3.70%
Supplemental data
Net assets, end of period (in thousands)	$399,529		$372,830		$329,335	$301,421	$289,301	$287,818
Portfolio turnover	6%		22%		21%	33%	23%	26%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)

Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)

Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended August 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

	Six months ended Feb 29, 2012 (Unaudited)		Year ended Aug 31,
			2011		2010	2009	2008		2007

Class B
Per share data
Net asset value, beginning of period	$5.37		$5.48		$5.16	$5.12	$5.15		$5.27
Income from investment operations:
Net investment income	0.09		0.18		0.18	0.18	0.17		0.15
Net realized and unrealized gain (loss)	0.22		(0.11)		0.31	0.04	(0.03)		(0.11)
Total from investment operations	0.31		0.07		0.49	0.22	0.14		0.04
Less distributions to shareholders from:
Net investment income	(0.08)		(0.18)		(0.17)	(0.18)	(0.17)		(0.16)
Net realized gains	(0.04)		(0.00	)(a)	—	—	—		—
Total distributions to shareholders	(0.12)		(0.18)		(0.17)	(0.18)	(0.17)		(0.16)
Net asset value, end of period	$5.56		$5.37		$5.48	$5.16	$5.12		$5.15
Total return	5.94%		1.33%		9.75%	4.50%	2.72%		0.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)(c)	1.59	%(d)	1.58%		1.57%	1.63%	1.75%		1.80%
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	1.54	%(d)(f)	1.54%		1.55%	1.59%	1.70	%(g)	1.75%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.59	%(d)	1.58%		1.57%	1.58%	1.59%		1.60%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.54	%(d)(f)	1.54%		1.55%	1.54%	1.54	%(g)	1.55%
Net investment income	3.16	%(d)(f)	3.32%		3.31%	3.56%	3.29%		2.93%
Supplemental data
Net assets, end of period (in thousands)	$2,826		$2,688		$5,768	$9,062	$13,969		$19,654
Portfolio turnover	6%		22%		21%	33%	23%		26%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)

Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)

Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended August 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	21

Financial Highlights (continued)

	Six months ended Feb 29, 2012 (Unaudited)		Year ended Aug 31,
			2011		2010	2009	2008	2007

Class C
Per share data
Net asset value, beginning of period	$5.36		$5.47		$5.16	$5.12	$5.15	$5.27
Income from investment operations:
Net investment income	0.09		0.17		0.18	0.18	0.17	0.15
Net realized and unrealized gain (loss)	0.23		(0.10)		0.30	0.04	(0.03)	(0.11)
Total from investment operations	0.32		0.07		0.48	0.22	0.14	0.04
Less distributions to shareholders from:
Net investment income	(0.08)		(0.18)		(0.17)	(0.18)	(0.17)	(0.16)
Net realized gains	(0.04)		(0.00	)(a)	—	—	—	—
Total distributions to shareholders	(0.12)		(0.18)		(0.17)	(0.18)	(0.17)	(0.16)
Net asset value, end of period	$5.56		$5.36		$5.47	$5.16	$5.12	$5.15
Total return	6.14%		1.33%		9.56%	4.51%	2.72%	0.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)(c)	1.59%	(d)	1.57%		1.57%	1.63%	1.75%	1.80%
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	1.54%	(d)(f)	1.54%		1.54%	1.59%	1.70% (g)	1.75%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.59%	(d)	1.57%		1.57%	1.58%	1.59%	1.60%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.54%	(d)(f)	1.54%		1.54%	1.54%	1.54% (g)	1.55%
Net investment income	3.16%	(d)(f)	3.33%		3.32%	3.55%	3.29%	2.94%
Supplemental data
Net assets, end of period (in thousands)	$31,550		$25,068		$20,225	$12,605	$8,460	$7,032
Portfolio turnover	6%		22%		21%	33%	23%	26%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)

Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)

Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended August 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

	Six months ended Feb 29, 2012 (Unaudited)		Year ended Aug 31, 2011(a)

Class Z
Per share data
Net asset value, beginning of period	$5.36		$5.46
Income from investment operations:
Net investment income	0.11		0.20
Net realized and unrealized gain (loss)	0.23		(0.09)
Total from investment operations	0.34		0.11
Less distributions to shareholders from:
Net investment income	(0.11)		(0.21)
Net realized gains	(0.04)		(0.00	)(b)
Total distributions to shareholders	(0.15)		(0.21)
Net asset value, end of period	$5.55		$5.36
Total return	6.48%		2.22%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.59%	(d)	0.54%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.54%	(d)(f)	0.54%	(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.59%	(d)	0.54%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.54%	(d)(f)	0.54%	(d)
Net investment income	4.16%	(d)(f)	4.25%	(d)
Supplemental data
Net assets, end of period (in thousands)	$1,261		$779
Portfolio turnover	6%		22%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	23

Notes to Financial Statements

February 29, 2012

Note	1. Organization

Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

24	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	25

Notes to Financial Statements (continued)

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

26	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	27

Notes to Financial Statements (continued)

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.40% to 0.27% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.40% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.07% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended February 29, 2012, other expenses paid to this company were $1,595.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the

28	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended February 29, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.07%
Class B	0.07
Class C	0.07
Class Z	0.07

In connection with the acquisition of Seligman Minnesota Municipal Fund (see Note 7), the Fund assumed the assets and obligations of Seligman Minnesota Municipal Fund, which together with certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent for Seligman Minnesota Municipal Fund, including the payment of rent by SDC (the

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

Guaranty). The lease and the Guaranty expire in January 2019. At February 29, 2012, the Fund’s total potential future obligation over the life of the Guaranty is $77,925. The liability remaining at February 29, 2012 for non-recurring charges associated with the lease amounted to $55,482 and is included within other accrued expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $160.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $148,000 and $165,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $243,080 for Class A, $239 for Class B and $814 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through October 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the

30	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $397,306,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$32,520,000
Unrealized depreciation	$(22,000)
Net unrealized appreciation	$32,498,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $38,512,433 and $24,280,363, respectively, for the six months ended February 29, 2012.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Note	6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note	7. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Minnesota Municipal Fund. The reorganization was completed after shareholders of Seligman Minnesota Municipal Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $322,141,805 and the combined net assets immediately after the acquisition were $382,351,102.

The merger was accomplished by a tax-free exchange of 8,349,212 shares of Seligman Minnesota Municipal Fund valued at $60,209,297 (including unrealized depreciation of $151,347).

In exchange for Seligman Minnesota Municipal Fund shares, the Fund issued the following number of shares:

Shares
Class A	11,536,094
Class C	314,741

32	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Seligman Minnesota Municipal Fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Minnesota Municipal Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on September 1, 2010, Columbia Minnesota Tax-Exempt Fund’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended August 31, 2011 would have been approximately $16.0 million, $3.0 million, $(12.0) million and $7.0 million, respectively.

Note	8. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuers do not comply with relevant tax requirements, interest payments from such issuers’ securities could become federally taxable, possibly retroactively to the date the securities were issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result and pay any federal income tax on the interest earned from such securities in your Fund account.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

Note 9. Subsequent	Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on

34	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT	35

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

36	COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2012 SEMIANNUAL REPORT

Columbia Minnesota Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6329 AD (4/12)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.

(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.